Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
AAR Corp.
(a) (b)
....................... 4,358 $ 244,005
AeroVironment, Inc.
(a) (b)
................. 3,481 414,900
AerSale Corp.
(b)
...................... 4,272 31,997
Archer Aviation, Inc. , Class A
(b)
............ 40,037 284,663
Astronics Corp.
(b)
..................... 3,641 88,003
Byrna Technologies, Inc.
(b)
............... 2,178 36,678
Cadre Holdings, Inc. ................... 3,266 96,706
Ducommun, Inc.
(b)
.................... 1,777 103,119
Eve Holding, Inc.
(a) (b)
................... 6,076 20,172
Intuitive Machines, Inc. , Class A
(b)
.......... 5,191 38,673
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 18,236 541,427
Leonardo DRS, Inc. ................... 9,195 302,332
Mercury Systems, Inc.
(b)
................ 6,443 277,629
Moog, Inc. , Class A ................... 3,473 602,045
National Presto Industries, Inc. ............ 663 58,284
Park Aerospace Corp. .................. 1,835 24,681
Redwire Corp.
(b)
...................... 2,820 23,378
Rocket Lab USA, Inc.
(a) (b)
................ 43,814 783,394
Triumph Group, Inc.
(b)
.................. 8,983 227,629
V2X, Inc.
(b)
......................... 2,043 100,209
Virgin Galactic Holdings, Inc.
(a) (b)
........... 3,656 11,078
VirTra, Inc.
(a) (b)
....................... 1,315 5,352
4,316,354
Air Freight & Logistics — 0.2%
Air Transport Services Group, Inc.
(b)
........ 6,274 140,788
Forward Air Corp.
(a) (b)
.................. 3,164 63,565
Hub Group, Inc. , Class A ................ 7,633 283,719
Radiant Logistics, Inc.
(b)
................ 4,387 26,980
515,052
Automobile Components — 1.1%
Adient plc
(b)
......................... 10,372 133,384
American Axle & Manufacturing Holdings, Inc.
(b)
14,354 58,421
Cooper-Standard Holdings, Inc.
(b)
.......... 2,110 32,325
Dana, Inc. .......................... 15,891 211,827
Dorman Products, Inc.
(b)
................ 3,234 389,826
Fox Factory Holding Corp.
(b)
.............. 5,326 124,309
Gentherm, Inc.
(b)
..................... 3,894 104,126
Goodyear Tire & Rubber Co. (The)
(b)
........ 35,870 331,439
Holley, Inc.
(b)
........................ 5,818 14,952
LCI Industries ....................... 3,065 267,973
Luminar Technologies, Inc. , Class A
(a) (b)
...... 2,806 15,124
Modine Manufacturing Co.
(b)
............. 6,410 491,967
Patrick Industries, Inc. ................. 4,015 339,508
Phinia, Inc. ......................... 5,212 221,145
Solid Power, Inc. , Class A
(a) (b)
............. 19,650 20,633
Standard Motor Products, Inc.
(a)
........... 2,464 61,428
Stoneridge, Inc.
(b)
..................... 3,064 14,064
Visteon Corp.
(b)
...................... 3,334 258,785
XPEL, Inc.
(a) (b) (c)
...................... 3,166 93,017
3,184,253
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................. 2,321 4,642
Winnebago Industries, Inc. .............. 3,458 119,163
123,805
Banks — 10.7%
1st Source Corp. ..................... 2,205 131,881
ACNB Corp. ........................ 981 40,378
Amalgamated Financial Corp.
(a)
........... 2,379 68,396
Amerant Bancorp, Inc. , Class A
(a)
.......... 4,430 91,435
Ameris Bancorp ...................... 8,099 466,259
Ames National Corp. .................. 1,111 19,465
Security
Shares
Shares Value
Banks (continued)
Arrow Financial Corp. .................. 1,959 $ 51,502
Associated Banc-Corp.
(a)
................ 20,273 456,751
Atlantic Union Bankshares Corp.
(a)
......... 10,838 337,495
Axos Financial, Inc.
(a) (b)
................. 6,864 442,865
Banc of California, Inc. ................. 16,673 236,590
BancFirst Corp.
(a)
..................... 2,480 272,478
Bancorp, Inc. (The)
(b)
.................. 5,683 300,290
Bank First Corp.
(a)
.................... 1,255 126,429
Bank of Hawaii Corp. .................. 4,726 325,952
Bank of Marin Bancorp ................. 2,055 45,354
Bank of NT Butterfield & Son Ltd. (The) ...... 5,471 212,931
Bank7 Corp. ........................ 407 15,767
BankUnited, Inc. ..................... 9,013 310,408
Bankwell Financial Group, Inc. ............ 1,001 30,210
Banner Corp. ....................... 4,086 260,564
Bar Harbor Bankshares ................ 1,956 57,702
BayCom Corp. ...................... 1,492 37,554
BCB Bancorp, Inc. .................... 2,193 21,623
Berkshire Hills Bancorp, Inc. ............. 5,072 132,328
Blue Foundry Bancorp
(b)
................ 2,123 19,532
Bridgewater Bancshares, Inc.
(b)
........... 2,303 31,989
Brookline Bancorp, Inc.
(a)
................ 10,942 119,268
Burke & Herbert Financial Services Corp. .... 1,721 96,565
Business First Bancshares, Inc. ........... 3,118 75,923
Byline Bancorp, Inc. ................... 3,956 103,489
Cadence Bank ...................... 19,124 580,605
California Bancorp
(b)
................... 3,023 43,320
Camden National Corp. ................ 2,065 83,571
Capital Bancorp, Inc. .................. 1,075 30,455
Capital City Bank Group, Inc. ............. 1,779 63,973
Capitol Federal Financial, Inc. ............ 15,065 84,364
Carter Bankshares, Inc.
(b)
............... 3,079 49,818
Cathay General Bancorp ................ 8,518 366,530
Central Pacific Financial Corp. ............ 3,251 87,907
Chemung Financial Corp. ............... 440 20,931
ChoiceOne Financial Services, Inc. ......... 1,129 32,481
Citizens & Northern Corp. ............... 1,779 35,793
Citizens Financial Services, Inc. ........... 491 28,503
City Holding Co.
(a)
.................... 1,731 203,341
Civista Bancshares, Inc. ................ 1,975 38,591
CNB Financial Corp. ................... 2,895 64,414
Coastal Financial Corp.
(b)
............... 1,533 138,599
Colony Bankcorp, Inc. ................. 1,900 30,685
Columbia Financial, Inc.
(a) (b)
.............. 3,235 48,525
Community Financial System, Inc. ......... 6,481 368,510
Community Trust Bancorp, Inc.
(a)
.......... 2,021 101,778
Community West Bancshares ............ 2,248 41,543
ConnectOne Bancorp, Inc. .............. 4,427 107,620
Customers Bancorp, Inc.
(b)
............... 3,723 186,895
CVB Financial Corp. ................... 16,648 307,322
Dime Community Bancshares, Inc. ......... 4,939 137,699
Eagle Bancorp, Inc.
(a)
.................. 3,499 73,479
Eastern Bankshares, Inc.
(a)
.............. 24,040 394,256
Enterprise Bancorp, Inc. ................ 1,148 44,692
Enterprise Financial Services Corp.
(a)
....... 4,694 252,256
Equity Bancshares, Inc. , Class A .......... 1,903 74,978
Esquire Financial Holdings, Inc. ........... 818 61,661
ESSA Bancorp, Inc. ................... 1,030 19,415
Farmers & Merchants Bancorp, Inc. ........ 1,698 40,599
Farmers National Banc Corp. ............. 4,586 59,847
FB Financial Corp.
(a)
................... 4,546 210,753
Fidelity D&D Bancorp, Inc. ............... 564 23,468
Financial Institutions, Inc. ............... 2,357 58,831
First Bancorp ....................... 19,804 379,643
First Bancorp
(a)
...................... 4,766 191,307

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Bancorp, Inc. (The) ................ 1,391 $ 34,386
First Bancshares, Inc. (The) .............. 3,926 132,738
First Bank .......................... 2,963 43,882
First Busey Corp.
(a)
.................... 10,215 220,644
First Business Financial Services, Inc. ....... 1,154 54,411
First Commonwealth Financial Corp.
(a)
....... 12,700 197,358
First Community Bankshares, Inc.
(a)
........ 2,268 85,481
First Financial Bancorp ................. 11,856 296,163
First Financial Bankshares, Inc. ........... 16,202 581,976
First Financial Corp. ................... 1,546 75,723
First Financial Northwest, Inc. ............ 900 20,394
First Foundation, Inc.
(a)
................. 7,998 41,510
First Internet Bancorp .................. 1,061 28,414
First Interstate BancSystem, Inc. , Class A .... 10,166 291,256
First Merchants Corp. .................. 7,330 296,425
First Mid Bancshares, Inc. ............... 2,954 103,095
First of Long Island Corp. (The) ........... 2,634 32,530
First Western Financial, Inc.
(b)
............ 917 18,019
Five Star Bancorp .................... 2,233 62,077
Flagstar Financial, Inc.
(a)
................ 31,166 362,149
Flushing Financial Corp. ................ 4,190 53,213
FS Bancorp, Inc. ..................... 752 28,583
Fulton Financial Corp. .................. 21,045 380,704
FVCBankcorp, Inc.
(a) (b)
................. 1,733 18,318
German American Bancorp, Inc. ........... 3,734 140,025
Glacier Bancorp, Inc.
(a)
................. 14,214 628,543
Great Southern Bancorp, Inc. ............. 1,039 57,529
Greene County Bancorp, Inc.
(a)
............ 786 18,950
Guaranty Bancshares, Inc. .............. 1,095 43,833
Hancock Whitney Corp. ................ 10,899 571,653
Hanmi Financial Corp.
(a)
................ 3,597 81,508
HarborOne Bancorp, Inc. ............... 4,474 46,395
HBT Financial, Inc. .................... 1,855 41,571
Heritage Commerce Corp. ............... 7,031 66,935
Heritage Financial Corp.
(a)
............... 4,119 100,215
Hilltop Holdings, Inc.
(a)
................. 5,966 181,665
Hingham Institution for Savings (The) ....... 194 46,133
Home Bancorp, Inc. ................... 875 39,200
Home BancShares, Inc.
(a)
............... 23,444 662,762
HomeStreet, Inc.
(b)
.................... 2,431 28,540
HomeTrust Bancshares, Inc. ............. 2,070 70,960
Hope Bancorp, Inc. ................... 13,842 144,926
Horizon Bancorp, Inc. .................. 5,512 83,121
Independent Bank Corp. ................ 7,769 403,127
International Bancshares Corp. ........... 6,778 427,421
Investar Holding Corp. ................. 1,277 22,488
John Marshall Bancorp, Inc. ............. 1,610 26,597
Kearny Financial Corp. ................. 7,196 45,047
Lakeland Financial Corp. ................ 3,039 180,638
LCNB Corp. ........................ 1,811 26,785
LINKBANCORP, Inc. .................. 2,602 17,642
Live Oak Bancshares, Inc. ............... 4,442 118,424
Mercantile Bank Corp. ................. 2,049 89,009
Metrocity Bankshares, Inc. .............. 2,420 66,719
Metropolitan Bank Holding Corp.
(b)
......... 1,301 72,843
Mid Penn Bancorp, Inc. ................. 2,184 56,587
Middlefield Banc Corp. ................. 888 24,820
Midland States Bancorp, Inc. ............. 2,729 46,720
MidWestOne Financial Group, Inc. ......... 2,271 67,244
MVB Financial Corp. .................. 1,668 28,890
National Bank Holdings Corp. , Class A ...... 4,543 173,861
National Bankshares, Inc.
(a)
.............. 704 18,748
NB Bancorp, Inc.
(a) (b)
................... 5,087 91,922
NBT Bancorp, Inc. .................... 5,779 247,919
Nicolet Bankshares, Inc.
(a)
............... 1,715 186,866
Security
Shares
Shares Value
Banks (continued)
Northeast Bank ...................... 916 $ 83,851
Northeast Community Bancorp, Inc. ........ 1,375 32,230
Northfield Bancorp, Inc. ................ 5,107 55,717
Northrim Bancorp, Inc. ................. 711 52,059
Northwest Bancshares, Inc. .............. 16,000 192,320
Norwood Financial Corp. ................ 849 20,520
Oak Valley Bancorp ................... 678 16,923
OceanFirst Financial Corp. .............. 7,192 122,336
OFG Bancorp ....................... 5,464 218,669
Old National Bancorp
(a)
................. 39,215 830,966
Old Second Bancorp, Inc. ............... 5,507 91,636
Orange County Bancorp, Inc. ............. 1,202 28,115
Origin Bancorp, Inc. ................... 3,591 124,500
Orrstown Financial Services, Inc. .......... 2,419 72,594
Pacific Premier Bancorp, Inc. ............. 11,705 249,551
Park National Corp.
(a)
.................. 1,821 275,699
Parke Bancorp, Inc. ................... 1,688 31,802
Pathward Financial, Inc.
(a)
............... 3,082 224,832
PCB Bancorp ....................... 1,351 25,277
Peapack-Gladstone Financial Corp. ........ 2,316 65,774
Peoples Bancorp of North Carolina, Inc. ..... 608 16,562
Peoples Bancorp, Inc. ................. 4,312 127,894
Peoples Financial Services Corp. .......... 1,182 52,564
Pioneer Bancorp, Inc.
(b)
................. 1,483 17,366
Plumas Bancorp
(a)
.................... 613 26,524
Ponce Financial Group, Inc.
(b)
............ 2,558 32,410
Preferred Bank ...................... 1,061 88,763
Primis Financial Corp. .................. 2,525 24,669
Princeton Bancorp, Inc. ................. 601 18,361
Provident Bancorp, Inc.
(b)
............... 1,943 22,306
Provident Financial Services, Inc. .......... 14,883 255,541
QCR Holdings, Inc.
(a)
.................. 2,102 149,915
RBB Bancorp ....................... 2,165 35,722
Red River Bancshares, Inc. .............. 655 33,831
Renasant Corp. ...................... 7,376 250,268
Republic Bancorp, Inc. , Class A ........... 1,050 67,011
S&T Bancorp, Inc. .................... 4,785 177,284
Sandy Spring Bancorp, Inc. .............. 5,591 156,268
Seacoast Banking Corp. of Florida ......... 10,607 272,918
ServisFirst Bancshares, Inc. ............. 6,374 526,492
Shore Bancshares, Inc. ................. 4,023 54,471
Sierra Bancorp ...................... 1,907 53,167
Simmons First National Corp. , Class A ...... 15,584 319,939
SmartFinancial, Inc. ................... 1,999 62,129
South Plains Financial, Inc. .............. 1,679 55,608
Southern First Bancshares, Inc.
(b)
.......... 985 32,426
Southern Missouri Bancorp, Inc. ........... 1,201 62,476
Southern States Bancshares, Inc. .......... 1,115 39,861
Southside Bancshares, Inc. .............. 3,616 104,719
SouthState Corp. ..................... 12,202 1,132,590
Stellar Bancorp, Inc. ................... 6,138 169,777
Sterling Bancorp, Inc.
(b) (d)
................ 3,482 16,853
Stock Yards Bancorp, Inc. ............... 3,314 228,865
Texas Capital Bancshares, Inc.
(b)
.......... 5,863 437,966
Third Coast Bancshares, Inc.
(b)
............ 1,458 48,653
Timberland Bancorp, Inc. ............... 953 28,733
Tompkins Financial Corp. ............... 1,632 102,783
Towne Bank ........................ 8,729 298,444
TriCo Bancshares
(a)
................... 4,179 167,035
Triumph Financial, Inc.
(b)
................ 2,670 154,326
TrustCo Bank Corp. ................... 2,175 66,294
Trustmark Corp.
(a)
.................... 7,317 252,363
UMB Financial Corp. .................. 8,576 867,034
United Bankshares, Inc. ................ 16,606 575,730
United Community Banks, Inc.
(a)
........... 14,510 408,166

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Unity Bancorp, Inc. .................... 817 $ 33,252
Univest Financial Corp. ................. 3,945 111,880
USCB Financial Holdings, Inc. , Class A ...... 1,251 23,219
Valley National Bancorp ................ 58,746 522,252
Veritex Holdings, Inc. .................. 6,323 157,885
Virginia National Bankshares Corp. ......... 540 19,483
WaFd, Inc.
(a)
........................ 9,614 274,768
Washington Trust Bancorp, Inc. ........... 2,335 72,058
WesBanco, Inc. ...................... 10,805 334,523
West Bancorp, Inc. .................... 2,084 41,555
Westamerica Bancorp ................. 3,216 162,826
WSFS Financial Corp.
(a)
................ 7,095 368,018
32,092,728
Beverages — 0.4%
MGP Ingredients, Inc. .................. 1,691 49,682
National Beverage Corp. ................ 2,943 122,252
Primo Brands Corp. , Class A
(a)
............ 24,744 878,165
Vita Coco Co., Inc. (The)
(b)
............... 4,913 150,583
1,200,682
Biotechnology — 8.1%
(b)
2seventy bio, Inc. ..................... 6,266 30,954
4D Molecular Therapeutics, Inc.
(a)
.......... 6,268 20,246
89bio, Inc. ......................... 13,903 101,075
Absci Corp. ......................... 10,099 25,349
ACADIA Pharmaceuticals, Inc. ............ 14,679 243,818
ACELYRIN, Inc. ...................... 8,658 21,385
Achieve Life Sciences, Inc.
(a)
............. 4,241 11,323
Acrivon Therapeutics, Inc. ............... 1,049 2,129
Actinium Pharmaceuticals, Inc.
(a)
.......... 4,343 6,992
Acumen Pharmaceuticals, Inc. ............ 5,250 5,775
ADC Therapeutics SA .................. 8,686 12,247
ADMA Biologics, Inc. .................. 28,496 565,361
Adverum Biotechnologies, Inc.
(a)
........... 2,628 11,484
Aerovate Therapeutics, Inc. .............. 1,493 3,747
Agenus, Inc. ........................ 2,761 4,155
Agios Pharmaceuticals, Inc. .............. 7,104 208,147
Akebia Therapeutics, Inc. ............... 26,200 50,304
Akero Therapeutics, Inc. ................ 9,255 374,642
Aldeyra Therapeutics, Inc.
(a)
.............. 5,597 32,183
Alector, Inc. ........................ 9,171 11,280
Alkermes plc ........................ 20,025 661,226
Allogene Therapeutics, Inc.
(a)
............. 14,951 21,828
Altimmune, Inc. ...................... 8,976 44,880
ALX Oncology Holdings, Inc. ............. 4,942 3,079
Amicus Therapeutics, Inc. ............... 36,808 300,353
AnaptysBio, Inc. ..................... 2,582 47,999
Anavex Life Sciences Corp.
(a)
............. 9,567 82,085
Anika Therapeutics, Inc. ................ 1,826 27,445
Annexon, Inc. ....................... 12,036 23,229
Apogee Therapeutics, Inc. ............... 4,751 177,497
Applied Therapeutics, Inc.
(a)
.............. 12,064 5,898
Arbutus Biopharma Corp. ............... 18,532 64,677
Arcellx, Inc. ......................... 5,414 355,158
Arcturus Therapeutics Holdings, Inc. ........ 2,749 29,112
Arcus Biosciences, Inc.
(a)
................ 6,712 52,689
Arcutis Biotherapeutics, Inc. ............. 13,353 208,841
Ardelyx, Inc. ........................ 29,197 143,357
ArriVent Biopharma, Inc.
(a)
............... 3,442 63,643
Arrowhead Pharmaceuticals, Inc.
(a)
......... 15,008 191,202
ARS Pharmaceuticals, Inc. .............. 6,182 77,770
Artiva Biotherapeutics, Inc.
(a)
............. 1,583 4,749
Astria Therapeutics, Inc. ................ 5,979 31,928
Atossa Therapeutics, Inc.
(a)
.............. 15,745 10,595
Aura Biosciences, Inc. ................. 5,714 33,484
Security
Shares
Shares Value
Biotechnology (continued)
Aurinia Pharmaceuticals, Inc. ............. 16,680 $ 134,107
Avidity Biosciences, Inc.
(a)
............... 14,185 418,741
Avita Medical, Inc.
(a)
................... 3,069 24,982
Beam Therapeutics, Inc. ................ 11,482 224,243
Bicara Therapeutics, Inc. ................ 2,264 29,500
BioCryst Pharmaceuticals, Inc. ............ 25,932 194,490
Biohaven Ltd.
(a)
...................... 10,648 255,978
Biomea Fusion, Inc.
(a)
.................. 3,259 6,942
Black Diamond Therapeutics, Inc. .......... 4,697 7,280
Bluebird Bio, Inc. ..................... 1,120 5,466
Blueprint Medicines Corp. ............... 7,900 699,229
Boundless Bio, Inc. ................... 4,132 6,239
Bridgebio Pharma, Inc. ................. 17,367 600,377
C4 Therapeutics, Inc.
(a)
................. 7,435 11,896
Cabaletta Bio, Inc. .................... 5,569 7,713
CAMP4 Therapeutics Corp.
(a)
............. 1,799 7,196
Candel Therapeutics, Inc.
(a)
.............. 3,554 20,080
Capricor Therapeutics, Inc.
(a)
............. 4,546 43,142
Cardiff Oncology, Inc. .................. 7,332 23,022
CareDx, Inc. ........................ 6,204 110,121
Cargo Therapeutics, Inc.
(a)
............... 4,251 17,302
Caribou Biosciences, Inc. ............... 9,543 8,714
Cartesian Therapeutics, Inc. ............. 1,463 19,282
Catalyst Pharmaceuticals, Inc. ............ 14,145 343,016
Celcuity, Inc. ........................ 3,756 37,973
Celldex Therapeutics, Inc. ............... 8,118 147,342
Century Therapeutics, Inc. ............... 5,967 2,840
CervoMed, Inc. ...................... 675 6,176
CG oncology, Inc. .................... 6,711 164,352
Cibus, Inc. , Class A ................... 1,882 3,519
Climb Bio, Inc. ....................... 3,560 4,343
Cogent Biosciences, Inc. ................ 11,544 69,149
Coherus Biosciences, Inc. ............... 12,395 10,003
Compass Therapeutics, Inc.
(a)
............ 10,922 20,752
Corbus Pharmaceuticals Holdings, Inc.
(a)
..... 1,278 6,786
Crinetics Pharmaceuticals, Inc. ........... 11,369 381,316
Cullinan Therapeutics, Inc. .............. 6,409 48,516
Cytokinetics, Inc. ..................... 14,246 572,547
Day One Biopharmaceuticals, Inc. ......... 6,567 52,076
Denali Therapeutics, Inc. ................ 15,635 212,558
Design Therapeutics, Inc. ............... 3,934 15,185
Dianthus Therapeutics, Inc. .............. 2,995 54,329
Disc Medicine, Inc. .................... 2,834 140,680
Dynavax Technologies Corp. ............. 16,588 215,146
Dyne Therapeutics, Inc. ................ 10,141 106,075
Editas Medicine, Inc.
(a)
................. 10,264 11,906
Elevation Oncology, Inc.
(a)
............... 6,412 1,661
Enanta Pharmaceuticals, Inc. ............. 2,510 13,855
Entrada Therapeutics, Inc. ............... 3,241 29,299
Erasca, Inc. ........................ 21,807 29,876
Fate Therapeutics, Inc.
(a)
................ 13,080 10,335
Fennec Pharmaceuticals, Inc.
(a)
........... 3,532 21,510
Fibrobiologics, Inc.
(a)
................... 3,107 2,796
Foghorn Therapeutics, Inc.
(a)
............. 3,375 12,319
Generation Bio Co. ................... 6,557 2,656
Geron Corp.
(a)
....................... 72,281 114,927
Greenwich Lifesciences, Inc.
(a)
............ 742 7,079
Gyre Therapeutics, Inc. ................. 975 7,527
Halozyme Therapeutics, Inc.
(a)
............ 15,429 984,525
Heron Therapeutics, Inc.
(a)
............... 15,012 33,026
HilleVax, Inc.
(a)
....................... 3,961 5,743
Humacyte, Inc. ...................... 11,096 18,919
Ideaya Biosciences, Inc.
(a)
............... 10,796 176,838
IGM Biosciences, Inc.
(a)
................. 1,949 2,241
ImmunityBio, Inc.
(a)
.................... 17,952 54,036

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Immunome, Inc. ...................... 8,770 $ 59,022
Immunovant, Inc. ..................... 7,300 124,757
Inhibrx Biosciences, Inc.
(a)
............... 1,640 22,944
Inmune Bio, Inc.
(a)
.................... 1,528 11,934
Inovio Pharmaceuticals, Inc. ............. 3,227 5,260
Inozyme Pharma, Inc. .................. 6,484 5,900
Insmed, Inc.
(a)
....................... 21,426 1,634,590
Intellia Therapeutics, Inc. ............... 12,147 86,365
Invivyd, Inc. ........................ 9,826 5,948
Iovance Biotherapeutics, Inc. ............. 33,956 113,073
Ironwood Pharmaceuticals, Inc. , Class A ..... 18,314 26,922
iTeos Therapeutics, Inc. ................ 3,345 19,970
Janux Therapeutics, Inc. ................ 3,926 106,002
Jasper Therapeutics, Inc. ............... 1,432 6,158
KalVista Pharmaceuticals, Inc. ............ 4,806 55,461
Keros Therapeutics, Inc. ................ 3,706 37,764
Kiniksa Pharmaceuticals International plc ..... 4,682 103,987
Kodiak Sciences, Inc. .................. 3,902 10,945
Korro Bio, Inc. ....................... 765 13,319
Krystal Biotech, Inc.
(a)
.................. 3,065 552,620
Kura Oncology, Inc. ................... 9,122 60,205
Kymera Therapeutics, Inc. ............... 5,848 160,060
Kyverna Therapeutics, Inc. .............. 2,118 4,088
Larimar Therapeutics, Inc. ............... 5,281 11,354
LENZ Therapeutics, Inc.
(a)
............... 1,588 40,827
Lexeo Therapeutics, Inc. ................ 2,721 9,442
Lexicon Pharmaceuticals, Inc.
(a)
........... 15,096 6,956
Lineage Cell Therapeutics, Inc.
(a)
.......... 15,149 6,841
Lyell Immunopharma, Inc. ............... 21,226 11,420
MacroGenics, Inc. .................... 7,026 8,923
Madrigal Pharmaceuticals, Inc. ............ 2,237 740,962
MannKind Corp. ..................... 33,155 166,770
MeiraGTx Holdings plc ................. 5,751 38,992
Mersana Therapeutics, Inc.
(a)
............. 13,844 4,765
Metagenomi, Inc.
(a)
.................... 3,083 4,193
Metsera, Inc. ........................ 1,918 52,208
MiMedx Group, Inc. ................... 14,839 112,776
Mineralys Therapeutics, Inc. ............. 3,608 57,295
Mirum Pharmaceuticals, Inc. ............. 4,911 221,241
Monte Rosa Therapeutics, Inc.
(a)
........... 5,691 26,406
Myriad Genetics, Inc. .................. 11,251 99,796
Neurogene, Inc.
(a)
..................... 1,290 15,106
Nkarta, Inc. ......................... 6,676 12,284
Novavax, Inc.
(a)
...................... 19,050 122,111
Nurix Therapeutics, Inc. ................ 9,375 111,375
Nuvalent, Inc. , Class A ................. 4,312 305,807
Ocugen, Inc.
(a)
....................... 32,091 22,666
Olema Pharmaceuticals, Inc. ............. 5,036 18,935
Organogenesis Holdings, Inc. , Class A ...... 8,338 36,020
ORIC Pharmaceuticals, Inc. .............. 7,724 43,100
Outlook Therapeutics, Inc. ............... 1,014 1,237
Ovid therapeutics, Inc. ................. 6,988 2,180
PepGen, Inc. ........................ 1,942 2,729
Perspective Therapeutics, Inc.
(a)
........... 6,719 14,311
Praxis Precision Medicines, Inc. ........... 2,161 81,837
Precigen, Inc.
(a)
...................... 19,112 28,477
Prelude Therapeutics, Inc. ............... 1,647 1,265
Prime Medicine, Inc.
(a)
.................. 7,199 14,326
ProKidney Corp. , Class A
(a)
.............. 13,826 12,114
Protagonist Therapeutics, Inc. ............ 7,348 355,349
Prothena Corp. plc
(a)
................... 5,403 66,862
PTC Therapeutics, Inc. ................. 9,399 478,973
Puma Biotechnology, Inc. ............... 5,205 15,407
Pyxis Oncology, Inc. ................... 6,081 5,959
Q32 Bio, Inc.
(a)
....................... 762 1,257
Security
Shares
Shares Value
Biotechnology (continued)
RAPT Therapeutics, Inc.
(a)
............... 3,769 $ 4,598
Recursion Pharmaceuticals, Inc. , Class A
(a)
... 31,095 164,493
REGENXBIO, Inc. .................... 5,928 42,385
Regulus Therapeutics, Inc.
(a)
............. 7,846 13,731
Relay Therapeutics, Inc.
(a)
............... 14,986 39,263
Renovaro, Inc.
(a)
..................... 13,340 7,246
Replimune Group, Inc. ................. 8,509 82,963
Revolution Medicines, Inc.
(a)
.............. 21,144 747,652
Rhythm Pharmaceuticals, Inc.
(a)
........... 6,886 364,751
Rigel Pharmaceuticals, Inc. .............. 1,983 35,674
Rocket Pharmaceuticals, Inc. ............. 9,571 63,839
Sage Therapeutics, Inc. ................ 6,508 51,739
Sana Biotechnology, Inc. ................ 16,675 28,014
Savara, Inc. ........................ 13,876 38,437
Scholar Rock Holding Corp. .............. 9,983 320,953
Sera Prognostics, Inc. , Class A
(a)
.......... 3,426 12,608
Shattuck Labs, Inc. ................... 4,950 4,703
Skye Bioscience, Inc. .................. 2,114 3,361
Soleno Therapeutics, Inc. ............... 3,172 226,639
Solid Biosciences, Inc. ................. 2,854 10,560
SpringWorks Therapeutics, Inc. ........... 8,458 373,252
Spyre Therapeutics, Inc. ................ 4,960 80,030
Stoke Therapeutics, Inc. ................ 4,492 29,872
Summit Therapeutics, Inc.
(a)
.............. 11,630 224,343
Sutro Biopharma, Inc. .................. 10,282 6,689
Syndax Pharmaceuticals, Inc. ............ 10,369 127,383
Tango Therapeutics, Inc. ................ 6,443 8,827
Taysha Gene Therapies, Inc.
(a)
............ 20,060 27,883
Tenaya Therapeutics, Inc. ............... 5,455 3,110
TG Therapeutics, Inc. .................. 17,224 679,142
Tourmaline Bio, Inc.
(a)
.................. 2,902 44,139
Travere Therapeutics, Inc. ............... 10,457 187,389
TScan Therapeutics, Inc. ............... 4,768 6,580
Twist Bioscience Corp. ................. 7,458 292,801
Tyra Biosciences, Inc. .................. 2,554 23,752
Upstream Bio, Inc.
(a)
................... 2,031 12,430
UroGen Pharma Ltd.
(a)
................. 5,100 56,406
Vanda Pharmaceuticals, Inc. ............. 7,876 36,151
Vaxcyte, Inc.
(a)
....................... 15,426 582,486
Vera Therapeutics, Inc. , Class A ........... 5,516 132,494
Veracyte, Inc. ....................... 9,786 290,155
Verastem, Inc. ....................... 5,536 33,382
Vericel Corp. ........................ 6,090 271,736
Verve Therapeutics, Inc. ................ 8,144 37,218
Vir Biotechnology, Inc.
(a)
................ 11,321 73,360
Viridian Therapeutics, Inc. ............... 9,015 121,522
Voyager Therapeutics, Inc.
(a)
............. 6,065 20,500
Werewolf Therapeutics, Inc. .............. 3,899 3,791
X4 Pharmaceuticals, Inc.
(a)
.............. 24,509 5,794
XBiotech, Inc. ....................... 2,277 7,377
Xencor, Inc. ........................ 8,292 88,227
XOMA Royalty Corp. .................. 843 16,801
Y-mAbs Therapeutics, Inc.
(a)
.............. 4,220 18,695
Zenas Biopharma, Inc. ................. 1,696 13,398
Zentalis Pharmaceuticals, Inc. ............ 7,228 11,493
Zura Bio Ltd. , Class A .................. 5,547 7,156
Zymeworks, Inc. ..................... 6,479 77,165
24,351,801
Broadline Retail — 0.0%
(b)
1stdibs.com, Inc.
(a)
.................... 3,079 9,360
Groupon, Inc. ....................... 2,896 54,358
Savers Value Village, Inc.
(a)
.............. 3,137 21,645
85,363

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 1.4%
American Woodmark Corp.
(b)
............. 1,831 $ 107,718
Apogee Enterprises, Inc. ................ 2,776 128,612
AZZ, Inc. .......................... 3,688 308,354
Caesarstone Ltd.
(a) (b)
................... 2,497 6,068
CSW Industrials, Inc.
(a)
................. 2,069 603,155
Gibraltar Industries, Inc.
(b)
............... 3,846 225,606
Griffon Corp. ........................ 4,879 348,848
Insteel Industries, Inc. .................. 2,323 61,095
Janus International Group, Inc.
(b)
.......... 16,621 119,671
JELD-WEN Holding, Inc.
(b)
............... 10,869 64,888
Masterbrand, Inc.
(b)
................... 15,945 208,242
Quanex Building Products Corp. ........... 5,625 104,569
Resideo Technologies, Inc.
(b)
............. 18,045 319,396
Tecnoglass, Inc. ...................... 2,820 201,771
UFP Industries, Inc. ................... 7,405 792,631
Zurn Elkay Water Solutions Corp.
(a)
......... 17,825 587,869
4,188,493
Capital Markets — 1.8%
Acadian Asset Management, Inc. .......... 3,400 87,924
AlTi Global, Inc. , Class A
(a) (b)
............. 4,393 13,355
Artisan Partners Asset Management, Inc. , Class
A ............................. 7,915 309,477
B Riley Financial, Inc. .................. 2,465 9,540
BGC Group, Inc. , Class A
(a)
.............. 43,686 400,601
Cohen & Steers, Inc.
(a)
................. 3,398 272,690
Diamond Hill Investment Group, Inc. ........ 356 50,851
DigitalBridge Group, Inc. , Class A
(a)
......... 20,299 179,037
Donnelley Financial Solutions, Inc.
(b)
........ 3,520 153,859
Forge Global Holdings, Inc.
(a) (b)
............ 14,122 7,937
GCM Grosvenor, Inc. , Class A
(a)
........... 5,090 67,341
Hamilton Lane, Inc. , Class A
(a)
............ 4,921 731,605
MarketWise, Inc. , Class A ............... 2,125 1,049
Moelis & Co. , Class A .................. 7,865 459,001
Open Lending Corp. , Class A
(b)
............ 12,437 34,326
P10, Inc. , Class A .................... 4,575 53,756
Patria Investments Ltd. , Class A ........... 7,105 80,216
Perella Weinberg Partners , Class C ........ 6,685 123,004
Piper Sandler Cos. .................... 2,176 538,908
PJT Partners, Inc. , Class A
(a)
............. 2,930 403,988
Silvercrest Asset Management Group, Inc. , Class
A ............................. 1,151 18,830
StepStone Group, Inc. , Class A ........... 8,215 429,069
StoneX Group, Inc.
(a) (b)
................. 5,237 400,002
Value Line, Inc. ...................... 105 4,060
Victory Capital Holdings, Inc. , Class A ....... 5,220 302,081
Virtus Investment Partners, Inc. ........... 829 142,886
WisdomTree, Inc. ..................... 16,578 147,876
5,423,269
Chemicals — 1.6%
AdvanSix, Inc. ....................... 3,093 70,056
American Vanguard Corp. ............... 3,269 14,384
Arq, Inc.
(b)
.......................... 3,089 12,881
ASP Isotopes, Inc.
(a) (b)
.................. 6,970 32,689
Aspen Aerogels, Inc.
(b)
................. 7,328 46,826
Avient Corp.
(a)
....................... 11,228 417,232
Balchem Corp. ...................... 3,971 659,186
Cabot Corp. ........................ 6,542 543,902
Core Molding Technologies, Inc.
(b)
.......... 1,056 16,051
Ecovyst, Inc.
(b)
....................... 14,615 90,613
Hawkins, Inc. ....................... 2,424 256,750
HB Fuller Co.
(a)
...................... 6,797 381,448
Ingevity Corp.
(b)
...................... 4,494 177,917
Innospec, Inc. ....................... 3,104 294,104
Intrepid Potash, Inc.
(b)
.................. 1,219 35,826
Security
Shares
Shares Value
Chemicals (continued)
Koppers Holdings, Inc. ................. 2,456 $ 68,768
Kronos Worldwide, Inc. ................. 2,594 19,403
LSB Industries, Inc.
(b)
.................. 6,852 45,155
Mativ Holdings, Inc. ................... 6,952 43,311
Minerals Technologies, Inc. .............. 3,909 248,495
Northern Technologies International Corp. .... 932 9,702
Orion SA .......................... 7,287 94,221
Perimeter Solutions, Inc.
(b)
............... 16,655 167,716
PureCycle Technologies, Inc.
(a) (b)
........... 14,931 103,323
Quaker Chemical Corp. ................ 1,668 206,181
Rayonier Advanced Materials, Inc.
(b)
........ 7,618 43,804
Sensient Technologies Corp. ............. 5,131 381,900
Stepan Co. ......................... 2,694 148,278
Tronox Holdings plc ................... 15,043 105,903
Valhi, Inc. .......................... 267 4,339
4,740,364
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................... 7,743 366,708
ACCO Brands Corp. ................... 11,547 48,382
ACV Auctions, Inc. , Class A
(b)
............. 18,584 261,849
Bridger Aerospace Group Holdings, Inc.
(b)
.... 2,281 2,577
BrightView Holdings, Inc.
(b)
.............. 7,770 99,767
Brink's Co. (The)
(a)
.................... 5,485 472,588
Casella Waste Systems, Inc. , Class A
(b)
...... 7,709 859,631
CECO Environmental Corp.
(b)
............. 3,588 81,806
Cimpress plc
(b)
....................... 2,108 95,345
CompX International, Inc. , Class A ......... 293 6,071
CoreCivic, Inc.
(b)
..................... 13,724 278,460
Deluxe Corp. ........................ 5,398 85,342
Driven Brands Holdings, Inc.
(b)
............ 7,562 129,613
Ennis, Inc. ......................... 3,242 65,132
Enviri Corp.
(b)
....................... 9,407 62,557
GEO Group, Inc. (The)
(a) (b)
............... 15,698 458,539
Healthcare Services Group, Inc.
(b)
.......... 8,783 88,533
HNI Corp. .......................... 5,970 264,769
Interface, Inc. ....................... 7,046 139,793
LanzaTech Global, Inc.
(a) (b)
............... 13,837 3,350
Liquidity Services, Inc.
(b)
................ 2,520 78,145
Matthews International Corp. , Class A
(a)
...... 3,699 82,266
MillerKnoll, Inc. ...................... 8,416 161,082
Montrose Environmental Group, Inc.
(b)
....... 4,006 57,126
NL Industries, Inc. .................... 1,159 9,156
OPENLANE, Inc.
(b)
.................... 13,187 254,245
Perma-Fix Environmental Services, Inc.
(a) (b)
... 1,557 11,319
Pitney Bowes, Inc. .................... 15,420 139,551
Pursuit Attractions & Hospitality, Inc.
(b)
....... 2,488 88,050
Quad/Graphics, Inc. , Class A ............. 4,043 22,034
Quest Resource Holding Corp.
(b)
........... 2,005 5,213
Steelcase, Inc. , Class A ................ 11,787 129,185
UniFirst Corp. ....................... 1,851 322,074
Virco Mfg. Corp. ..................... 1,322 12,506
VSE Corp. ......................... 2,199 263,858
5,506,622
Communications Equipment — 0.6%
(b)
ADTRAN Holdings, Inc. ................ 10,024 87,409
Applied Optoelectronics, Inc.
(a)
............ 5,542 85,070
Aviat Networks, Inc.
(a)
.................. 1,387 26,589
Calix, Inc. .......................... 7,407 262,504
Clearfield, Inc. ....................... 1,540 45,769
CommScope Holding Co., Inc.
(a)
........... 26,415 140,264
Digi International, Inc. .................. 4,586 127,628
Extreme Networks, Inc. ................. 15,827 209,391
Harmonic, Inc. ....................... 13,381 128,324
NETGEAR, Inc. ...................... 3,336 81,599

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
NetScout Systems, Inc. ................. 8,864 $ 186,233
Ribbon Communications, Inc. ............ 11,507 45,107
Viasat, Inc.
(a)
........................ 15,284 159,259
Viavi Solutions, Inc. ................... 26,997 302,096
1,887,242
Construction & Engineering — 1.5%
Ameresco, Inc. , Class A
(b)
............... 4,007 48,405
Arcosa, Inc.
(a)
....................... 5,993 462,180
Argan, Inc. ......................... 1,576 206,724
Bowman Consulting Group Ltd.
(b)
.......... 1,682 36,718
Centuri Holdings, Inc.
(b)
................. 2,276 37,304
Concrete Pumping Holdings, Inc. .......... 2,502 13,661
Construction Partners, Inc. , Class A
(b)
....... 5,722 411,240
Dycom Industries, Inc.
(b)
................ 3,511 534,866
Fluor Corp.
(b)
........................ 21,275 762,070
Granite Construction, Inc. ............... 5,560 419,224
Great Lakes Dredge & Dock Corp.
(b)
........ 7,801 67,869
IES Holdings, Inc.
(b)
................... 1,045 172,540
Limbach Holdings, Inc.
(b)
................ 1,288 95,917
Matrix Service Co.
(b)
................... 3,358 41,740
MYR Group, Inc.
(b)
.................... 1,994 225,501
Northwest Pipe Co.
(b)
.................. 1,286 53,112
Orion Group Holdings, Inc.
(b)
............. 3,876 20,271
Primoris Services Corp. ................ 6,608 379,365
Southland Holdings, Inc.
(a) (b)
.............. 1,020 3,050
Sterling Infrastructure, Inc.
(b)
............. 3,724 421,594
Tutor Perini Corp.
(b)
................... 5,476 126,934
4,540,285
Construction Materials — 0.3%
Knife River Corp.
(b)
.................... 7,042 635,259
Smith-Midland Corp.
(b)
................. 546 16,964
United States Lime & Minerals, Inc. ......... 1,300 114,894
767,117
Consumer Finance — 0.9%
Atlanticus Holdings Corp.
(b)
.............. 678 34,680
Bread Financial Holdings, Inc. ............ 3,398 170,172
Consumer Portfolio Services, Inc.
(a) (b)
........ 1,480 12,832
Dave, Inc. , Class A
(b)
.................. 991 81,916
Encore Capital Group, Inc.
(b)
............. 3,015 103,354
Enova International, Inc.
(b)
............... 3,244 313,241
FirstCash Holdings, Inc. ................ 4,756 572,242
Green Dot Corp. , Class A
(b)
.............. 5,435 45,871
LendingClub Corp.
(b)
................... 14,168 146,214
LendingTree, Inc.
(b)
.................... 1,244 62,536
Medallion Financial Corp. ............... 2,508 21,845
Moneylion, Inc. , Class A
(b)
............... 1,077 93,171
Navient Corp. ....................... 9,350 118,090
Nelnet, Inc. , Class A ................... 1,760 195,237
NerdWallet, Inc. , Class A
(b)
............... 4,207 38,073
OppFi, Inc. , Class A
(a)
.................. 1,980 18,414
PRA Group, Inc.
(b)
.................... 4,717 97,265
PROG Holdings, Inc. .................. 5,172 137,575
Regional Management Corp. ............. 939 28,273
Upstart Holdings, Inc.
(b)
................. 9,936 457,354
World Acceptance Corp.
(b)
............... 430 54,416
2,802,771
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc. (The) .................. 4,142 177,816
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 4,451 242,402
Guardian Pharmacy Services, Inc. , Class A
(b)
.. 835 17,752
HF Foods Group, Inc.
(a) (b)
................ 5,136 25,166
Ingles Markets, Inc. , Class A ............. 1,846 120,230
Natural Grocers by Vitamin Cottage, Inc.
(a)
.... 1,096 44,059
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
PriceSmart, Inc. ...................... 3,152 $ 276,903
SpartanNash Co. ..................... 4,315 87,422
Sprouts Farmers Market, Inc.
(b)
............ 12,522 1,911,358
United Natural Foods, Inc.
(b)
.............. 7,448 204,001
Village Super Market, Inc. , Class A ......... 1,200 45,612
Weis Markets, Inc. .................... 1,951 150,325
3,303,046
Containers & Packaging — 0.3%
Ardagh Metal Packaging SA
(a)
............ 17,892 54,034
Greif, Inc. , Class A .................... 3,185 175,143
Greif, Inc. , Class B .................... 626 37,109
Myers Industries, Inc. .................. 4,635 55,296
O-I Glass, Inc.
(b)
...................... 19,650 225,385
Pactiv Evergreen, Inc. ................. 4,836 87,096
Ranpak Holdings Corp. , Class A
(b)
......... 5,649 30,618
TriMas Corp. ........................ 5,140 120,430
785,111
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............. 2,099 53,252
GigaCloud Technology, Inc. , Class A
(b)
....... 2,946 41,833
Weyco Group, Inc. .................... 685 20,879
115,964
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.
(b)
.......... 4,656 468,580
American Public Education, Inc.
(a) (b)
......... 1,982 44,238
Carriage Services, Inc. ................. 1,563 60,566
Chegg, Inc.
(b)
........................ 13,436 8,588
Coursera, Inc.
(b)
...................... 17,586 117,123
European Wax Center, Inc. , Class A
(b)
....... 4,196 16,574
Frontdoor, Inc.
(b)
...................... 9,516 365,605
Graham Holdings Co. , Class B ............ 400 384,344
KinderCare Learning Cos., Inc.
(b)
.......... 3,200 37,088
Laureate Education, Inc.
(b)
............... 16,234 331,985
Lincoln Educational Services Corp.
(b)
........ 3,241 51,435
Mister Car Wash, Inc.
(b)
................. 11,778 92,928
Nerdy, Inc. , Class A
(a) (b)
................. 8,498 12,067
OneSpaWorld Holdings Ltd. .............. 12,661 212,578
Perdoceo Education Corp. ............... 7,960 200,433
Strategic Education, Inc. ................ 2,805 235,508
Stride, Inc.
(a) (b)
....................... 5,252 664,378
Udemy, Inc.
(b)
....................... 10,971 85,135
Universal Technical Institute, Inc.
(b)
......... 5,729 147,121
3,536,274
Diversified REITs — 0.7%
Alexander & Baldwin, Inc. ............... 9,261 159,567
Alpine Income Property Trust, Inc. ......... 1,913 31,985
American Assets Trust, Inc. .............. 6,047 121,787
Armada Hoffler Properties, Inc. ........... 9,719 72,990
Broadstone Net Lease, Inc.
(a)
............. 23,991 408,807
CTO Realty Growth, Inc. ................ 3,560 68,744
Empire State Realty Trust, Inc. , Class A ...... 16,564 129,531
Essential Properties Realty Trust, Inc.
(a)
...... 22,033 719,157
Gladstone Commercial Corp. ............. 5,185 77,671
Global Net Lease, Inc. ................. 25,630 206,065
NexPoint Diversified Real Estate Trust
(a)
..... 4,733 18,127
One Liberty Properties, Inc. .............. 1,961 51,515
2,065,946
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(b)
....................... 1,214 44,432
AST SpaceMobile, Inc. , Class A
(b)
.......... 16,730 380,440
ATN International, Inc. ................. 1,274 25,875
Bandwidth, Inc. , Class A
(a) (b)
.............. 3,238 42,418

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Cogent Communications Holdings, Inc. ...... 5,507 $ 337,634
Globalstar, Inc.
(b)
..................... 6,141 128,101
IDT Corp. , Class B .................... 1,845 94,667
Liberty Latin America Ltd. , Class A
(b)
........ 5,114 32,372
Liberty Latin America Ltd. , Class C
(b)
........ 14,590 90,604
Lumen Technologies, Inc.
(b)
.............. 126,318 495,167
Shenandoah Telecommunications Co. ....... 6,218 78,160
1,749,870
Electric Utilities — 0.9%
ALLETE, Inc. ....................... 7,249 476,259
Genie Energy Ltd. , Class B .............. 1,654 24,893
Hawaiian Electric Industries, Inc.
(b)
......... 21,664 237,221
MGE Energy, Inc.
(a)
................... 4,566 424,455
Otter Tail Corp.
(a)
..................... 5,185 416,719
Portland General Electric Co. ............. 13,019 580,647
TXNM Energy, Inc. .................... 11,130 595,232
2,755,426
Electrical Equipment — 1.2%
Allient, Inc. ......................... 1,825 40,113
American Superconductor Corp.
(b)
......... 4,291 77,839
Amprius Technologies, Inc.
(a) (b)
............ 938 2,514
Array Technologies, Inc.
(b)
............... 19,189 93,450
Atkore, Inc. ......................... 4,297 257,777
Blink Charging Co.
(a) (b)
.................. 12,202 11,198
Bloom Energy Corp. , Class A
(b)
............ 24,997 491,441
ChargePoint Holdings, Inc. , Class A
(a) (b)
...... 48,769 29,505
Energy Vault Holdings, Inc.
(b)
............. 13,528 9,407
EnerSys ........................... 4,910 449,658
Enovix Corp.
(a) (b)
...................... 20,324 149,178
Fluence Energy, Inc. , Class A
(a) (b)
.......... 7,672 37,209
FuelCell Energy, Inc.
(a) (b)
................ 1,910 8,767
GrafTech International Ltd.
(b)
............. 33,405 29,209
Hyliion Holdings Corp. , Class A
(a) (b)
......... 16,073 22,502
LSI Industries, Inc. .................... 3,605 61,285
NANO Nuclear Energy, Inc.
(b)
............. 3,044 80,544
Net Power, Inc. , Class A
(a) (b)
.............. 2,585 6,799
NEXTracker, Inc. , Class A
(b)
.............. 17,922 755,233
NuScale Power Corp. , Class A
(a) (b)
.......... 11,231 159,031
Plug Power, Inc.
(a) (b)
................... 104,473 141,039
Powell Industries, Inc. .................. 1,141 194,347
Preformed Line Products Co. ............. 290 40,626
SES AI Corp. , Class A
(a) (b)
............... 15,997 8,330
Shoals Technologies Group, Inc. , Class A
(b)
... 20,018 66,460
SolarMax Technology, Inc.
(b)
.............. 8,498 10,198
Stem, Inc.
(a) (b)
....................... 17,311 6,064
Sunrun, Inc.
(b)
....................... 27,466 160,951
T1 Energy, Inc.
(b)
..................... 14,008 17,650
Thermon Group Holdings, Inc.
(b)
........... 4,223 117,611
TPI Composites, Inc.
(a) (b)
................ 5,282 4,257
Ultralife Corp.
(b)
...................... 1,226 6,596
Vicor Corp.
(b)
........................ 2,898 135,568
3,682,356
Electronic Equipment, Instruments & Components — 2.9%
908 Devices, Inc.
(b)
.................... 2,594 11,621
Advanced Energy Industries, Inc. .......... 4,600 438,426
Aeva Technologies, Inc.
(b)
............... 1,988 13,916
Arlo Technologies, Inc.
(a) (b)
............... 11,960 118,045
Badger Meter, Inc.
(a)
................... 3,636 691,749
Bel Fuse, Inc. , Class A ................. 231 16,646
Bel Fuse, Inc. , Class B ................. 1,277 95,596
Belden, Inc.
(a)
....................... 5,023 503,556
Benchmark Electronics, Inc. ............. 4,519 171,858
Climb Global Solutions, Inc.
(a)
............. 535 59,257
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
CTS Corp. ......................... 3,610 $ 149,996
Daktronics, Inc.
(b)
..................... 5,257 64,030
ePlus, Inc.
(b)
........................ 3,377 206,098
Evolv Technologies Holdings, Inc.
(a) (b)
....... 17,453 54,453
Fabrinet
(b)
.......................... 4,535 895,708
FARO Technologies, Inc.
(b)
............... 2,309 63,036
Insight Enterprises, Inc.
(a) (b)
.............. 3,392 508,766
Itron, Inc.
(b)
......................... 5,615 588,227
Kimball Electronics, Inc.
(b)
............... 3,059 50,321
Knowles Corp.
(b)
..................... 10,378 157,746
Lightwave Logic, Inc.
(a) (b)
................ 14,442 14,803
Methode Electronics, Inc. ............... 4,365 27,849
MicroVision, Inc.
(a) (b)
................... 29,064 36,039
Mirion Technologies, Inc. , Class A
(b)
........ 25,926 375,927
Napco Security Technologies, Inc. ......... 4,415 101,633
nLight, Inc.
(b)
........................ 5,642 43,838
Novanta, Inc.
(b)
...................... 4,390 561,349
OSI Systems, Inc.
(b)
................... 1,968 382,461
Ouster, Inc. , Class A
(a) (b)
................ 5,456 48,995
PAR Technology Corp.
(b)
................ 4,194 257,260
PC Connection, Inc. ................... 1,428 89,136
Plexus Corp.
(b)
....................... 3,351 429,364
Powerfleet, Inc.
(b)
..................... 13,086 71,842
Richardson Electronics Ltd. .............. 1,438 16,048
Rogers Corp.
(b)
...................... 2,363 159,573
Sanmina Corp.
(a) (b)
.................... 6,734 512,996
ScanSource, Inc.
(b)
.................... 3,025 102,880
SmartRent, Inc. , Class A
(b)
............... 22,841 27,638
TTM Technologies, Inc.
(b)
................ 12,407 254,468
Vishay Intertechnology, Inc.
(a)
............. 15,198 241,648
Vishay Precision Group, Inc.
(b)
............ 1,433 34,521
8,649,319
Energy Equipment & Services — 2.1%
Archrock, Inc. ....................... 20,889 548,127
Aris Water Solutions, Inc. , Class A ......... 3,476 111,371
Atlas Energy Solutions, Inc.
(a)
............. 9,182 163,807
Borr Drilling Ltd.
(a)
.................... 29,749 65,150
Bristow Group, Inc.
(b)
.................. 3,090 97,582
Cactus, Inc. , Class A .................. 8,225 376,952
ChampionX Corp. .................... 23,582 702,744
Core Laboratories, Inc. ................. 5,761 86,357
DMC Global, Inc.
(a) (b)
................... 2,142 18,036
Drilling Tools International Corp.
(b)
.......... 1,693 4,012
Expro Group Holdings NV
(b)
.............. 11,919 118,475
Flowco Holdings, Inc. , Class A
(b)
........... 2,303 59,072
Forum Energy Technologies, Inc.
(b)
......... 1,154 23,207
Geospace Technologies Corp.
(a) (b)
.......... 1,560 11,248
Helix Energy Solutions Group, Inc.
(b)
........ 18,306 152,123
Helmerich & Payne, Inc. ................ 12,288 320,963
Innovex International, Inc.
(b)
.............. 4,147 74,480
Kodiak Gas Services, Inc. ............... 5,564 207,537
Liberty Energy, Inc. , Class A ............. 19,525 309,081
Mammoth Energy Services, Inc.
(b)
.......... 2,727 5,563
Nabors Industries Ltd.
(b)
................ 1,116 46,548
Natural Gas Services Group, Inc.
(b)
......... 1,321 29,022
Noble Corp. plc ...................... 16,494 390,908
NPK International, Inc.
(b)
................ 10,488 60,935
Oceaneering International, Inc.
(b)
.......... 12,792 278,994
Oil States International, Inc.
(b)
............. 7,905 40,711
Patterson-UTI Energy, Inc. .............. 47,987 394,453
ProFrac Holding Corp. , Class A
(a) (b)
......... 2,833 21,502
ProPetro Holding Corp.
(b)
................ 11,207 82,371
Ranger Energy Services, Inc. , Class A ....... 1,593 22,605
RPC, Inc. .......................... 10,531 57,921
SEACOR Marine Holdings, Inc.
(b)
.......... 2,854 14,441

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Seadrill Ltd.
(b)
....................... 8,036 $ 200,900
Select Water Solutions, Inc. , Class A ........ 11,603 121,832
Solaris Energy Infrastructure, Inc. , Class A .... 3,783 82,318
TETRA Technologies, Inc.
(b)
.............. 15,972 53,666
Tidewater, Inc.
(b)
..................... 6,123 258,819
Transocean Ltd.
(a) (b)
................... 91,897 291,314
Valaris Ltd.
(b)
........................ 7,709 302,655
6,207,802
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 49,947 143,348
Atlanta Braves Holdings, Inc. , Class A
(b)
...... 1,365 59,883
Atlanta Braves Holdings, Inc. , Class C
(b)
..... 6,225 249,062
Cinemark Holdings, Inc. ................ 13,621 339,027
Eventbrite, Inc. , Class A
(b)
............... 9,999 21,098
Golden Matrix Group, Inc.
(a) (b)
............. 3,443 6,783
IMAX Corp.
(b)
....................... 5,497 144,846
Lions Gate Entertainment Corp. , Class A
(b)
.... 7,685 68,012
Lions Gate Entertainment Corp. , Class B
(b)
.... 15,119 119,743
LiveOne, Inc.
(a) (b)
..................... 8,461 5,914
Madison Square Garden Entertainment Corp.
(b)
. 4,972 162,783
Marcus Corp. (The) ................... 3,200 53,408
Playstudios, Inc. , Class A
(b)
.............. 11,111 14,111
Reservoir Media, Inc.
(b)
................. 2,375 18,121
Sphere Entertainment Co. , Class A
(b)
........ 3,241 106,045
Vivid Seats, Inc. , Class A
(b)
.............. 10,498 31,074
1,543,258
Financial Services — 2.8%
Acacia Research Corp.
(a) (b)
............... 4,540 14,528
Alerus Financial Corp. ................. 2,444 45,116
AvidXchange Holdings, Inc.
(b)
............. 22,060 187,069
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 3,560 130,296
Burford Capital Ltd. ................... 25,133 332,007
Cannae Holdings, Inc. ................. 7,331 134,377
Cantaloupe, Inc.
(b)
.................... 6,923 54,484
Cass Information Systems, Inc. ........... 1,674 72,400
Compass Diversified Holdings ............ 8,490 158,508
Enact Holdings, Inc. ................... 3,523 122,424
Essent Group Ltd. .................... 13,025 751,803
EVERTEC, Inc. ...................... 7,854 288,792
Federal Agricultural Mortgage Corp. , Class C .. 1,167 218,824
Flywire Corp.
(b)
...................... 15,244 144,818
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(a)
..................... 14,519 424,536
International Money Express, Inc.
(b)
......... 3,487 44,006
Jackson Financial, Inc. , Class A ........... 9,115 763,655
Marqeta, Inc. , Class A
(b)
................ 59,010 243,121
Merchants Bancorp ................... 2,222 82,214
Mr Cooper Group, Inc.
(a) (b)
............... 7,881 942,568
NCR Atleos Corp.
(b)
................... 9,108 240,269
NewtekOne, Inc. ..................... 3,060 36,598
NMI Holdings, Inc. , Class A
(b)
............. 9,876 356,030
Onity Group, Inc.
(b)
.................... 821 26,535
Pagseguro Digital Ltd. , Class A
(b)
.......... 22,737 173,483
Payoneer Global, Inc.
(b)
................. 32,689 238,957
Paysafe Ltd.
(b)
....................... 4,133 64,847
Paysign, Inc.
(b)
....................... 3,341 7,083
PennyMac Financial Services, Inc. ......... 3,339 334,267
Priority Technology Holdings, Inc.
(b)
......... 3,062 20,867
Radian Group, Inc. .................... 18,570 614,110
Remitly Global, Inc.
(b)
.................. 18,780 390,624
Repay Holdings Corp. , Class A
(b)
.......... 11,547 64,317
Sezzle, Inc.
(a) (b)
...................... 1,806 63,011
StoneCo Ltd. , Class A
(b)
................ 36,097 378,296
Security
Shares
Shares Value
Financial Services (continued)
SWK Holdings Corp.
(b)
................. 413 $ 7,182
Velocity Financial, Inc.
(b)
................ 1,023 19,140
Walker & Dunlop, Inc. .................. 4,016 342,806
Waterstone Financial, Inc. ............... 1,736 23,349
8,557,317
Food Products — 1.0%
Alico, Inc. .......................... 763 22,768
B&G Foods, Inc.
(a)
.................... 9,933 68,240
Beyond Meat, Inc.
(a) (b)
.................. 7,668 23,387
BRC, Inc. , Class A
(a) (b)
.................. 6,534 13,656
Calavo Growers, Inc. .................. 2,114 50,715
Cal-Maine Foods, Inc.
(a)
................ 5,048 458,863
Dole plc ........................... 9,569 138,272
Forafric Global plc
(a) (b)
.................. 802 6,897
Fresh Del Monte Produce, Inc. ............ 4,247 130,935
Hain Celestial Group, Inc. (The)
(a) (b)
......... 11,083 45,995
J & J Snack Foods Corp. ................ 1,910 251,585
John B Sanfilippo & Son, Inc. ............. 1,123 79,576
Lancaster Colony Corp. ................ 2,443 427,525
Lifeway Foods, Inc.
(a) (b)
................. 701 17,139
Limoneira Co. ....................... 1,958 34,696
Mama's Creations, Inc.
(b)
................ 3,995 26,008
Mission Produce, Inc.
(b)
................. 5,047 52,893
Seneca Foods Corp. , Class A
(b)
........... 591 52,623
Simply Good Foods Co. (The)
(a) (b)
.......... 11,422 393,945
SunOpta, Inc.
(a) (b)
..................... 12,205 59,316
TreeHouse Foods, Inc.
(b)
................ 5,866 158,910
Utz Brands, Inc. , Class A ................ 8,168 115,005
Vital Farms, Inc.
(b)
.................... 4,085 124,470
Westrock Coffee Co.
(a) (b)
................ 4,220 30,468
WK Kellogg Co.
(a)
..................... 8,225 163,924
2,947,811
Gas Utilities — 1.1%
Brookfield Infrastructure Corp. , Class A
(a)
..... 14,819 536,300
Chesapeake Utilities Corp. .............. 2,754 353,696
New Jersey Resources Corp. ............. 12,299 603,389
Northwest Natural Holding Co. ............ 4,827 206,209
ONE Gas, Inc.
(a)
...................... 6,989 528,298
RGC Resources, Inc. .................. 893 18,637
Southwest Gas Holdings, Inc. ............ 7,656 549,701
Spire, Inc. .......................... 7,112 556,514
3,352,744
Ground Transportation — 0.4%
ArcBest Corp. ....................... 2,975 209,976
Covenant Logistics Group, Inc. , Class A ...... 2,200 48,840
FTAI Infrastructure, Inc. ................. 12,932 58,582
Heartland Express, Inc. ................. 5,670 52,277
Hertz Global Holdings, Inc.
(a) (b)
............ 15,624 61,559
Marten Transport Ltd. .................. 7,258 99,580
PAMT Corp.
(b)
....................... 707 8,583
Proficient Auto Logistics, Inc.
(b)
............ 2,541 21,268
RXO, Inc.
(a) (b)
........................ 19,758 377,378
Universal Logistics Holdings, Inc.
(a)
......... 814 21,359
Werner Enterprises, Inc. ................ 7,328 214,710
1,174,112
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.
(b)
....................... 11,215 20,075
Alphatec Holdings, Inc.
(b)
................ 12,907 130,877
AngioDynamics, Inc.
(b)
................. 5,151 48,368
Anteris Technologies Global Corp.
(b)
........ 1,639 5,966
Artivion, Inc.
(a) (b)
...................... 4,996 122,802
AtriCure, Inc.
(a) (b)
..................... 5,776 186,334
Avanos Medical, Inc.
(b)
................. 5,814 83,315

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
AxoGen, Inc.
(b)
....................... 5,205 $ 96,293
Beta Bionics, Inc.
(b)
.................... 1,612 19,731
Bioventus, Inc. , Class A
(b)
............... 4,716 43,151
Ceribell, Inc.
(b)
....................... 1,421 27,297
Cerus Corp.
(b)
....................... 23,654 32,879
CONMED Corp.
(a)
.................... 3,898 235,400
CVRx, Inc.
(a) (b)
....................... 2,098 25,659
Embecta Corp. ...................... 7,296 93,024
Fractyl Health, Inc.
(b)
................... 2,092 2,489
Glaukos Corp.
(b)
...................... 6,077 598,098
Haemonetics Corp.
(b)
.................. 6,151 390,896
ICU Medical, Inc.
(a) (b)
................... 2,698 374,644
Inmode Ltd.
(b)
....................... 8,150 144,581
Inogen, Inc.
(b)
....................... 2,708 19,308
Integer Holdings Corp.
(b)
................ 4,114 485,493
Integra LifeSciences Holdings Corp.
(b)
....... 8,211 180,560
iRadimed Corp. ...................... 1,024 53,740
iRhythm Technologies, Inc.
(b)
............. 3,837 401,657
Lantheus Holdings, Inc.
(a) (b)
.............. 8,532 832,723
LeMaitre Vascular, Inc.
(a)
................ 2,535 212,687
LivaNova plc
(b)
....................... 6,857 269,343
Merit Medical Systems, Inc.
(b)
............. 7,064 746,735
Neogen Corp.
(b)
...................... 27,403 237,584
NeuroPace, Inc.
(b)
.................... 1,679 20,635
Nevro Corp.
(b)
....................... 4,491 26,227
Novocure Ltd.
(b)
...................... 13,386 238,539
Omnicell, Inc.
(b)
...................... 5,575 194,902
OraSure Technologies, Inc.
(b)
............. 8,690 29,285
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 3,039 13,007
Orthofix Medical, Inc.
(b)
................. 4,464 72,808
OrthoPediatrics Corp.
(b)
................. 1,931 47,561
Paragon 28, Inc.
(b)
.................... 6,014 78,543
PROCEPT BioRobotics Corp.
(b)
........... 5,542 322,877
Pulmonx Corp.
(b)
..................... 4,607 31,005
Pulse Biosciences, Inc.
(b)
................ 2,073 33,355
RxSight, Inc.
(a) (b)
...................... 4,460 112,615
Sanara Medtech, Inc.
(a) (b)
................ 433 13,367
Semler Scientific, Inc.
(a) (b)
................ 856 30,987
SI-BONE, Inc.
(a) (b)
..................... 4,980 69,869
Sight Sciences, Inc.
(b)
.................. 4,412 10,589
STAAR Surgical Co.
(a) (b)
................. 6,216 109,588
Stereotaxis, Inc.
(b)
.................... 6,854 12,063
Surmodics, Inc.
(b)
..................... 1,827 55,778
Tactile Systems Technology, Inc.
(b)
......... 2,848 37,651
Tandem Diabetes Care, Inc.
(b)
............ 8,138 155,924
TransMedics Group, Inc.
(a) (b)
.............. 4,029 271,071
Treace Medical Concepts, Inc.
(b)
........... 6,516 54,669
UFP Technologies, Inc.
(b)
................ 910 183,556
Utah Medical Products, Inc. .............. 363 20,343
Varex Imaging Corp.
(b)
................. 4,877 56,573
Zimvie, Inc.
(b)
........................ 3,284 35,467
Zynex, Inc.
(a) (b)
....................... 2,352 5,174
8,465,737
Health Care Providers & Services — 3.1%
Accolade, Inc.
(b)
...................... 8,654 60,405
AdaptHealth Corp.
(b)
................... 12,822 138,990
Addus HomeCare Corp.
(b)
............... 2,105 208,163
agilon health, Inc.
(b)
................... 38,754 167,805
AirSculpt Technologies, Inc.
(b)
............. 1,033 2,412
Alignment Healthcare, Inc.
(b)
............. 12,601 234,631
AMN Healthcare Services, Inc.
(b)
........... 4,815 117,775
Ardent Health Partners, Inc.
(b)
............ 2,986 41,058
Astrana Health, Inc.
(b)
.................. 5,309 164,632
Aveanna Healthcare Holdings, Inc.
(b)
........ 5,828 31,588
BrightSpring Health Services, Inc.
(b)
........ 6,889 124,622
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Brookdale Senior Living, Inc.
(b)
............ 24,092 $ 150,816
Castle Biosciences, Inc.
(b)
............... 3,139 62,843
Community Health Systems, Inc.
(b)
......... 16,224 43,805
Concentra Group Holdings Parent, Inc. ...... 13,448 291,822
CorVel Corp.
(b)
....................... 3,315 371,181
Cross Country Healthcare, Inc.
(b)
.......... 4,058 60,424
DocGo, Inc.
(a) (b)
...................... 12,764 33,697
Enhabit, Inc.
(b)
....................... 6,202 54,516
Ensign Group, Inc. (The) ................ 6,860 887,684
Fulgent Genetics, Inc.
(b)
................ 2,569 43,416
GeneDx Holdings Corp. , Class A
(b)
......... 1,542 136,567
Guardant Health, Inc.
(a) (b)
................ 14,840 632,184
HealthEquity, Inc.
(b)
.................... 10,626 939,020
Hims & Hers Health, Inc. , Class A
(b)
......... 23,984 708,727
InfuSystem Holdings, Inc.
(b)
.............. 2,010 10,814
Innovage Holding Corp.
(b)
............... 2,186 6,514
Joint Corp. (The)
(b)
.................... 1,617 20,196
LifeStance Health Group, Inc.
(a) (b)
.......... 17,315 115,318
ModivCare, Inc.
(b)
..................... 1,556 2,046
Nano-X Imaging Ltd.
(a) (b)
................ 6,982 34,875
National HealthCare Corp. ............... 1,587 147,274
National Research Corp. ................ 1,725 22,080
NeoGenomics, Inc.
(b)
.................. 15,611 148,148
OPKO Health, Inc.
(b)
................... 41,697 69,217
Option Care Health, Inc.
(b)
............... 21,333 745,588
Owens & Minor, Inc.
(b)
.................. 9,516 85,929
PACS Group, Inc.
(b)
................... 4,903 55,110
Patterson Cos., Inc. ................... 9,663 301,872
Pediatrix Medical Group, Inc.
(b)
............ 10,618 153,855
Pennant Group, Inc. (The)
(b)
.............. 4,055 101,983
Performant Healthcare, Inc.
(b)
............. 8,196 24,260
Privia Health Group, Inc.
(b)
............... 12,876 289,066
Progyny, Inc.
(a) (b)
..................... 9,245 206,533
Quipt Home Medical Corp.
(b)
............. 4,359 10,156
RadNet, Inc.
(b)
....................... 8,184 406,908
Select Medical Holdings Corp. ............ 13,449 224,598
Sonida Senior Living, Inc.
(b)
.............. 420 9,782
Surgery Partners, Inc.
(b)
................ 9,722 230,898
Talkspace, Inc.
(a) (b)
.................... 15,411 39,452
US Physical Therapy, Inc. ............... 1,776 128,511
Viemed Healthcare, Inc.
(b)
............... 3,706 26,980
9,326,746
Health Care REITs — 0.9%
American Healthcare REIT, Inc.
(a)
.......... 19,061 577,548
CareTrust REIT, Inc.
(a)
.................. 23,510 671,916
Community Healthcare Trust, Inc. .......... 3,540 64,286
Diversified Healthcare Trust .............. 28,357 68,057
Global Medical REIT, Inc. ............... 8,176 71,540
LTC Properties, Inc. ................... 5,501 195,011
National Health Investors, Inc. ............ 5,459 403,202
Sabra Health Care REIT, Inc.
(a)
............ 29,956 523,331
Strawberry Fields REIT, Inc. ............. 839 9,993
Universal Health Realty Income Trust ....... 1,714 70,205
2,655,089
Health Care Technology — 0.4%
Definitive Healthcare Corp. , Class A
(b)
....... 7,484 21,629
Evolent Health, Inc. , Class A
(b)
............ 14,533 137,627
Health Catalyst, Inc.
(b)
.................. 6,886 31,194
HealthStream, Inc. .................... 2,970 95,575
LifeMD, Inc.
(b)
....................... 4,346 23,642
OptimizeRx Corp.
(b)
................... 2,502 21,667
Phreesia, Inc.
(b)
...................... 6,889 176,083
Schrodinger, Inc.
(b)
.................... 7,031 138,792
Simulations Plus, Inc. .................. 1,993 48,868

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Teladoc Health, Inc.
(b)
.................. 21,561 $ 171,626
Waystar Holding Corp.
(b)
................ 9,795 365,941
1,232,644
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. .............. 28,579 368,955
Braemar Hotels & Resorts, Inc. ........... 8,632 21,494
Chatham Lodging Trust ................. 5,768 41,126
DiamondRock Hospitality Co. ............. 25,935 200,218
Pebblebrook Hotel Trust ................ 15,012 152,072
RLJ Lodging Trust .................... 18,688 147,448
Ryman Hospitality Properties, Inc.
(a)
........ 7,308 668,244
Service Properties Trust ................ 20,094 52,445
Summit Hotel Properties, Inc. ............. 12,362 66,878
Sunstone Hotel Investors, Inc. ............ 25,205 237,179
Xenia Hotels & Resorts, Inc. ............. 12,723 149,622
2,105,681
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. , Class A
(b)
........ 6,784 67,297
Biglari Holdings, Inc. , Class B
(b)
........... 65 14,075
BJ's Restaurants, Inc.
(a) (b)
............... 2,328 79,757
Bloomin' Brands, Inc. .................. 10,088 72,331
Brinker International, Inc.
(b)
.............. 5,462 814,111
Cheesecake Factory, Inc. (The)
(a)
.......... 6,110 297,313
Cracker Barrel Old Country Store, Inc.
(a)
..... 2,844 110,404
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 4,057 71,281
Denny's Corp.
(b)
...................... 6,672 24,486
Despegar.com Corp.
(b)
................. 8,809 165,521
Dine Brands Global, Inc. ................ 1,980 46,075
El Pollo Loco Holdings, Inc.
(b)
............. 3,140 32,342
Everi Holdings, Inc.
(b)
.................. 10,355 141,553
First Watch Restaurant Group, Inc.
(a) (b)
....... 4,636 77,189
Full House Resorts, Inc.
(a) (b)
.............. 3,953 16,524
Global Business Travel Group I
(b)
.......... 15,483 112,407
Golden Entertainment, Inc. .............. 2,276 60,064
Hilton Grand Vacations, Inc.
(b)
............ 8,623 322,586
Inspired Entertainment, Inc.
(b)
............. 2,571 21,956
International Game Technology plc ......... 14,336 233,103
Jack in the Box, Inc. ................... 2,411 65,555
Krispy Kreme, Inc. .................... 10,323 50,789
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 894 45,773
Life Time Group Holdings, Inc.
(b)
........... 10,349 312,540
Lindblad Expeditions Holdings, Inc.
(b)
........ 4,188 38,823
Monarch Casino & Resort, Inc. ............ 1,562 121,445
Nathan's Famous, Inc. ................. 364 35,081
ONE Group Hospitality, Inc. (The)
(a) (b)
....... 3,303 9,876
Papa John's International, Inc. ............ 4,187 172,002
PlayAGS, Inc.
(b)
...................... 5,235 63,396
Portillo's, Inc. , Class A
(a) (b)
............... 6,849 81,435
Potbelly Corp.
(b)
...................... 2,991 28,444
RCI Hospitality Holdings, Inc. ............. 1,076 46,203
Red Rock Resorts, Inc. , Class A ........... 6,168 267,506
Rush Street Interactive, Inc. , Class A
(b)
...... 9,561 102,494
Sabre Corp.
(a) (b)
...................... 47,342 133,031
Shake Shack, Inc. , Class A
(b)
............. 4,696 414,046
Six Flags Entertainment Corp. ............ 11,495 410,027
Super Group SGHC Ltd. ................ 18,065 116,339
Sweetgreen, Inc. , Class A
(b)
.............. 12,797 320,181
Target Hospitality Corp.
(b)
............... 3,946 25,965
United Parks & Resorts, Inc.
(b)
............ 3,856 175,294
Vacasa, Inc. , Class A
(a) (b)
................ 1,850 9,953
Xponential Fitness, Inc. , Class A
(b)
......... 2,984 24,857
5,851,430
Security
Shares
Shares Value
Household Durables — 2.0%
Beazer Homes USA, Inc.
(b)
.............. 3,705 $ 75,545
Cavco Industries, Inc.
(b)
................. 996 517,552
Century Communities, Inc. .............. 3,512 235,655
Champion Homes, Inc.
(a) (b)
............... 6,608 626,174
Cricut, Inc. , Class A
(a)
.................. 5,860 30,179
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 3,497 78,892
Ethan Allen Interiors, Inc. ............... 2,912 80,662
Flexsteel Industries, Inc. ................ 568 20,738
GoPro, Inc. , Class A
(a) (b)
................. 15,442 10,237
Green Brick Partners, Inc.
(b)
.............. 3,925 228,867
Hamilton Beach Brands Holding Co. , Class A .. 1,059 20,576
Helen of Troy Ltd.
(b)
................... 2,829 151,323
Hooker Furnishings Corp.
(a)
.............. 1,280 12,851
Hovnanian Enterprises, Inc. , Class A
(b)
....... 610 63,873
Installed Building Products, Inc. ........... 2,959 507,350
iRobot Corp.
(b)
....................... 3,461 9,345
KB Home
(a)
......................... 7,868 457,288
Landsea Homes Corp.
(b)
................ 3,638 23,356
La-Z-Boy, Inc. ....................... 5,156 201,548
Legacy Housing Corp.
(a) (b)
............... 1,384 34,905
LGI Homes, Inc.
(b)
.................... 2,619 174,085
Lifetime Brands, Inc.
(a)
................. 1,563 7,706
Lovesac Co. (The)
(b)
................... 1,802 32,760
M/I Homes, Inc.
(b)
..................... 3,313 378,278
Meritage Homes Corp. ................. 8,826 625,587
Purple Innovation, Inc.
(a) (b)
............... 5,895 4,476
Sonos, Inc.
(b)
........................ 14,851 158,460
Taylor Morrison Home Corp.
(b)
............ 12,760 766,110
Traeger, Inc.
(b)
....................... 4,596 7,721
TRI Pointe Homes, Inc.
(b)
................ 11,363 362,707
United Homes Group, Inc. , Class A
(b)
........ 827 2,316
5,907,122
Household Products — 0.3%
Central Garden & Pet Co.
(b)
.............. 1,412 51,764
Central Garden & Pet Co. , Class A
(b)
........ 5,999 196,347
Energizer Holdings, Inc. ................ 9,078 271,614
Oil-Dri Corp. of America ................ 1,132 51,981
WD-40 Co.
(a)
........................ 1,703 415,532
987,238
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc. , Class A
(b)
.............. 8,631 42,723
Montauk Renewables, Inc.
(a) (b)
............ 8,056 16,837
Ormat Technologies, Inc.
(a)
.............. 7,180 508,129
Sunnova Energy International, Inc.
(a) (b)
....... 13,303 4,949
572,638
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A ......... 3,163 84,199
Industrial REITs — 0.5%
Industrial Logistics Properties Trust ......... 8,241 28,349
Innovative Industrial Properties, Inc. ........ 3,569 193,047
LXP Industrial Trust ................... 36,897 319,159
Plymouth Industrial REIT, Inc. ............ 5,084 82,869
Terreno Realty Corp. .................. 12,272 775,836
1,399,260
Insurance — 2.3%
Ambac Financial Group, Inc.
(b)
............ 5,463 47,801
American Coastal Insurance Corp. ......... 3,236 37,441
AMERISAFE, Inc. .................... 2,367 124,386
Baldwin Insurance Group, Inc. (The) , Class A
(b)
. 8,284 370,212
Bowhead Specialty Holdings, Inc.
(b)
......... 1,957 79,552
CNO Financial Group, Inc. ............... 12,995 541,242
Crawford & Co. , Class A
(a)
............... 1,513 17,278

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Donegal Group, Inc. , Class A ............. 2,120 $ 41,616
Employers Holdings, Inc. ................ 2,887 146,198
Enstar Group Ltd.
(b)
................... 1,570 521,837
F&G Annuities & Life, Inc. ............... 2,285 82,374
Fidelis Insurance Holdings Ltd. ............ 6,108 98,950
Genworth Financial, Inc. , Class A
(b)
......... 53,081 376,344
GoHealth, Inc. , Class A
(b)
................ 535 6,564
Goosehead Insurance, Inc. , Class A ........ 2,782 328,443
Greenlight Capital Re Ltd. , Class A
(b)
........ 3,500 47,425
Hamilton Insurance Group Ltd. , Class B
(b)
.... 5,295 109,765
HCI Group, Inc. ...................... 1,032 154,005
Heritage Insurance Holdings, Inc.
(b)
......... 2,937 42,352
Hippo Holdings, Inc.
(b)
.................. 2,503 63,977
Horace Mann Educators Corp. ............ 4,848 207,155
Investors Title Co. .................... 176 42,430
James River Group Holdings Ltd. .......... 3,796 15,943
Kingsway Financial Services, Inc.
(a) (b)
........ 2,087 16,529
Lemonade, Inc.
(a) (b)
.................... 6,611 207,784
Maiden Holdings Ltd.
(b)
................. 10,057 5,736
MBIA, Inc.
(a) (b)
....................... 5,844 29,103
Mercury General Corp. ................. 3,408 190,507
NI Holdings, Inc.
(b)
.................... 1,275 18,182
Oscar Health, Inc. , Class A
(b)
............. 25,356 332,417
Palomar Holdings, Inc.
(b)
................ 3,198 438,382
ProAssurance Corp.
(a) (b)
................. 6,029 140,777
Root, Inc. , Class A
(b)
................... 1,096 146,250
Safety Insurance Group, Inc. ............. 1,839 145,060
Selective Insurance Group, Inc. ........... 7,536 689,845
Selectquote, Inc.
(b)
.................... 15,945 53,256
SiriusPoint Ltd.
(b)
..................... 8,656 149,662
Skyward Specialty Insurance Group, Inc.
(b)
.... 4,690 248,195
Stewart Information Services Corp. ......... 3,390 241,877
Tiptree, Inc. ........................ 3,216 77,473
Trupanion, Inc.
(b)
..................... 4,177 155,677
United Fire Group, Inc. ................. 2,555 75,270
Universal Insurance Holdings, Inc. ......... 3,230 76,551
6,941,823
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a) (b)
................ 10,209 44,307
Cargurus, Inc. , Class A
(b)
................ 10,812 314,954
Cars.com, Inc.
(b)
...................... 8,281 93,327
EverQuote, Inc. , Class A
(b)
............... 3,184 83,389
fuboTV, Inc.
(b)
....................... 42,107 122,952
Getty Images Holdings, Inc. , Class A
(b)
....... 12,471 21,575
Grindr, Inc.
(b)
........................ 3,116 55,776
MediaAlpha, Inc. , Class A
(b)
.............. 3,922 36,239
Nextdoor Holdings, Inc. , Class A
(b)
......... 21,982 33,633
Outbrain, Inc.
(b)
...................... 4,636 17,292
QuinStreet, Inc.
(b)
..................... 6,798 121,276
Shutterstock, Inc. ..................... 3,050 56,822
System1, Inc. , Class A
(a) (b)
............... 3,236 1,234
TrueCar, Inc.
(b)
....................... 9,635 15,223
Vimeo, Inc.
(b)
........................ 18,764 98,699
Webtoon Entertainment, Inc.
(b)
............ 1,752 13,438
Yelp, Inc.
(a) (b)
........................ 7,918 293,204
Ziff Davis, Inc.
(b)
...................... 5,218 196,092
ZipRecruiter, Inc. , Class A
(b)
.............. 9,369 55,183
1,674,615
IT Services — 0.5%
Applied Digital Corp.
(a) (b)
................ 25,255 141,933
ASGN, Inc.
(b)
........................ 5,392 339,804
Backblaze, Inc. , Class A
(b)
............... 5,044 24,362
BigBear.ai Holdings, Inc.
(a) (b)
.............. 14,284 40,852
BigCommerce Holdings, Inc.
(b)
............ 9,451 54,438
Security
Shares
Shares Value
IT Services (continued)
Couchbase, Inc.
(b)
.................... 4,915 $ 77,411
DigitalOcean Holdings, Inc.
(b)
............. 8,269 276,102
Fastly, Inc. , Class A
(b)
.................. 16,320 103,306
Grid Dynamics Holdings, Inc. , Class A
(b)
...... 8,009 125,341
Hackett Group, Inc. (The) ............... 3,213 93,884
Information Services Group, Inc. ........... 4,126 16,133
Rackspace Technology, Inc.
(b)
............ 7,166 12,111
Tucows, Inc. , Class A
(a) (b)
................ 816 13,774
Unisys Corp.
(b)
....................... 7,794 35,774
1,355,225
Leisure Products — 0.3%
Acushnet Holdings Corp.
(a)
.............. 3,406 233,856
AMMO, Inc.
(a) (b)
...................... 10,187 14,058
Clarus Corp. ........................ 2,888 10,830
Escalade, Inc.
(a)
...................... 986 15,086
Funko, Inc. , Class A
(b)
.................. 3,467 23,784
JAKKS Pacific, Inc. ................... 822 20,279
Johnson Outdoors, Inc. , Class A
(a)
......... 635 15,773
Latham Group, Inc.
(b)
.................. 5,052 32,484
Malibu Boats, Inc. , Class A
(b)
............. 2,472 75,841
Marine Products Corp. ................. 798 6,695
MasterCraft Boat Holdings, Inc.
(b)
.......... 2,195 37,798
Peloton Interactive, Inc. , Class A
(b)
......... 43,809 276,873
Smith & Wesson Brands, Inc. ............. 5,641 52,574
Solo Brands, Inc. , Class A
(b)
.............. 1,638 275
Sturm Ruger & Co., Inc. ................ 1,851 72,726
Topgolf Callaway Brands Corp.
(b)
.......... 17,911 118,033
1,006,965
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.
(b)
.......... 13,904 103,307
Akoya Biosciences, Inc.
(a) (b)
.............. 2,922 4,062
BioLife Solutions, Inc.
(b)
................. 4,286 97,892
Codexis, Inc.
(b)
....................... 9,953 26,774
CryoPort, Inc.
(a) (b)
..................... 5,270 32,042
Cytek Biosciences, Inc.
(b)
................ 14,912 59,797
Harvard Bioscience, Inc.
(b)
............... 4,660 2,637
Lifecore Biomedical, Inc.
(a) (b)
.............. 2,659 18,719
Maravai LifeSciences Holdings, Inc. , Class A
(b)
. 13,904 30,728
MaxCyte, Inc.
(b)
...................... 13,119 35,815
Mesa Laboratories, Inc.
(a)
............... 604 71,671
Nautilus Biotechnology, Inc.
(b)
............. 5,548 4,777
Niagen Bioscience, Inc.
(b)
............... 6,071 41,890
OmniAb, Inc.
(a) (b)
..................... 11,395 27,348
OmniAb, Inc., 12.50 Earnout Shares
(b) (d)
...... 703 —
OmniAb, Inc., 15.00 Earnout Shares
(b) (d)
...... 703 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 36,058 42,548
Quanterix Corp.
(b)
..................... 4,455 29,002
Quantum-Si, Inc. , Class A
(b)
.............. 14,387 17,264
Standard BioTools, Inc.
(b)
................ 37,724 40,742
687,015
Machinery — 3.9%
374Water, Inc.
(a) (b)
.................... 6,928 2,356
3D Systems Corp.
(b)
................... 16,298 34,552
Alamo Group, Inc. .................... 1,249 222,584
Albany International Corp. , Class A ......... 3,924 270,913
Astec Industries, Inc. .................. 2,698 92,946
Atmus Filtration Technologies, Inc.
(a)
........ 10,506 385,885
Blue Bird Corp.
(b)
..................... 4,039 130,742
Chart Industries, Inc.
(b)
................. 5,354 772,903
Columbus McKinnon Corp. .............. 3,590 60,779
Commercial Vehicle Group, Inc.
(b)
.......... 3,905 4,491
Douglas Dynamics, Inc. ................ 2,910 67,599
Eastern Co. (The) .................... 636 16,104

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Energy Recovery, Inc.
(a) (b)
............... 6,825 $ 108,449
Enerpac Tool Group Corp. , Class A ......... 6,679 299,620
Enpro, Inc.
(a)
........................ 2,585 418,227
ESCO Technologies, Inc. ............... 3,233 514,435
Federal Signal Corp. .................. 7,402 544,417
Franklin Electric Co., Inc. ............... 5,618 527,418
Gencor Industries, Inc.
(b)
................ 1,043 12,683
Gorman-Rupp Co. (The) ................ 2,455 86,171
Graham Corp.
(b)
...................... 1,262 36,371
Greenbrier Cos., Inc. (The) .............. 3,778 193,509
Helios Technologies, Inc. ................ 4,094 131,376
Hillenbrand, Inc. ..................... 8,837 213,325
Hillman Solutions Corp.
(b)
............... 23,731 208,595
Hyster-Yale, Inc. , Class A ............... 1,387 57,616
JBT Marel Corp. ..................... 5,805 709,371
Kadant, Inc.
(a)
....................... 1,442 485,824
Kennametal, Inc. ..................... 9,396 200,135
L B Foster Co. , Class A
(b)
................ 1,130 22,238
Lindsay Corp. ....................... 1,360 172,067
Luxfer Holdings plc ................... 3,156 37,430
Manitowoc Co., Inc. (The)
(b)
.............. 4,179 35,898
Mayville Engineering Co., Inc.
(b)
........... 1,333 17,902
Miller Industries, Inc. .................. 1,407 59,615
Mueller Industries, Inc. ................. 13,890 1,057,585
Mueller Water Products, Inc. , Class A ....... 19,186 487,708
NN, Inc.
(b)
.......................... 5,855 13,232
Omega Flex, Inc. ..................... 375 13,043
Park-Ohio Holdings Corp. ............... 1,037 22,399
Proto Labs, Inc.
(b)
..................... 3,101 108,659
REV Group, Inc. ..................... 6,486 204,958
Shyft Group, Inc. (The) ................. 4,344 35,143
SPX Technologies, Inc.
(a) (b)
............... 5,576 718,077
Standex International Corp. .............. 1,417 228,690
Taylor Devices, Inc.
(b)
.................. 279 9,003
Tennant Co. ........................ 2,382 189,965
Terex Corp. ......................... 8,378 316,521
Titan International, Inc.
(b)
................ 6,123 51,372
Trinity Industries, Inc. .................. 10,314 289,411
Twin Disc, Inc. ....................... 1,350 10,220
Wabash National Corp. ................. 5,616 62,057
Watts Water Technologies, Inc. , Class A
(a)
.... 3,359 684,967
Worthington Enterprises, Inc. ............. 3,982 199,458
11,857,014
Marine Transportation — 0.3%
Costamare, Inc. ...................... 5,584 54,946
Genco Shipping & Trading Ltd. ............ 5,272 70,434
Golden Ocean Group Ltd.
(a)
.............. 15,156 120,945
Himalaya Shipping Ltd.
(a)
................ 3,197 17,519
Matson, Inc. ........................ 4,069 521,524
Pangaea Logistics Solutions Ltd. .......... 3,688 17,555
Safe Bulkers, Inc. .................... 7,394 27,284
830,207
Media — 0.8%
Advantage Solutions, Inc. , Class A
(b)
........ 13,544 20,451
AMC Networks, Inc. , Class A
(b)
............ 3,681 25,325
Boston Omaha Corp. , Class A
(b)
........... 2,765 40,314
Cable One, Inc. ...................... 715 190,026
Cardlytics, Inc.
(a) (b)
.................... 5,464 9,944
Clear Channel Outdoor Holdings, Inc.
(b)
...... 43,981 48,819
EchoStar Corp. , Class A
(b)
............... 15,294 391,220
Emerald Holding, Inc.
(a)
................. 2,004 7,876
Entravision Communications Corp. , Class A ... 8,024 16,850
EW Scripps Co. (The) , Class A
(b)
.......... 7,028 20,803
Gambling.com Group Ltd.
(b)
.............. 2,261 28,534
Security
Shares
Shares Value
Media (continued)
Gannett Co., Inc.
(b)
.................... 18,552 $ 53,615
Gray Media, Inc. ..................... 10,125 43,740
Ibotta, Inc. , Class A
(a) (b)
................. 1,918 80,940
iHeartMedia, Inc. , Class A
(b)
.............. 11,806 19,480
Integral Ad Science Holding Corp.
(b)
........ 9,150 73,749
John Wiley & Sons, Inc. , Class A .......... 4,936 219,948
Magnite, Inc.
(b)
....................... 15,857 180,928
National CineMedia, Inc.
(b)
............... 8,976 52,420
PubMatic, Inc. , Class A
(b)
................ 5,342 48,826
Scholastic Corp. ..................... 3,063 57,829
Sinclair, Inc. , Class A .................. 4,174 66,492
Stagwell, Inc. , Class A
(b)
................ 11,481 69,460
TechTarget, Inc.
(b)
..................... 3,307 48,977
TEGNA, Inc. ........................ 20,068 365,639
Thryv Holdings, Inc.
(a) (b)
................. 4,504 57,696
Townsquare Media, Inc. , Class A .......... 1,297 10,558
WideOpenWest, Inc.
(b)
................. 6,242 30,898
2,281,357
Metals & Mining — 1.6%
Alpha Metallurgical Resources, Inc.
(b)
....... 1,378 172,595
Caledonia Mining Corp. plc .............. 1,720 21,483
Carpenter Technology Corp. ............. 5,968 1,081,282
Century Aluminum Co.
(b)
................ 6,344 117,745
Coeur Mining, Inc.
(a) (b)
.................. 78,184 462,849
Commercial Metals Co.
(a)
............... 14,112 649,293
Compass Minerals International, Inc.
(b)
....... 4,317 40,105
Constellium SE , Class A
(b)
............... 16,279 164,255
Contango ORE, Inc.
(a) (b)
................. 1,471 15,019
Critical Metals Corp.
(a) (b)
................. 793 1,102
Dakota Gold Corp.
(a) (b)
.................. 9,636 25,535
Hecla Mining Co. ..................... 73,045 406,130
i-80 Gold Corp.
(b)
..................... 40,732 23,698
Ivanhoe Electric, Inc.
(b)
................. 10,445 60,686
Kaiser Aluminum Corp. ................. 2,013 122,028
Lifezone Metals Ltd.
(a) (b)
................. 4,455 18,622
MAC Copper Ltd. , Class A
(a) (b)
............ 6,463 61,657
Materion Corp. ...................... 2,603 212,405
Metallus, Inc.
(b)
...................... 5,408 72,251
Novagold Resources, Inc.
(b)
.............. 29,791 86,990
Olympic Steel, Inc. .................... 1,066 33,600
Perpetua Resources Corp.
(b)
............. 5,085 54,359
Piedmont Lithium, Inc.
(a) (b)
............... 2,197 13,841
Radius Recycling, Inc. , Class A ........... 3,180 91,838
Ramaco Resources, Inc. , Class A
(a)
......... 3,403 28,007
Ramaco Resources, Inc. , Class B
(a)
........ 630 4,479
Ryerson Holding Corp. ................. 3,534 81,141
SSR Mining, Inc.
(a) (b)
................... 25,507 255,835
SunCoke Energy, Inc. .................. 10,374 95,441
Tredegar Corp.
(b)
..................... 3,463 26,665
Warrior Met Coal, Inc. .................. 6,510 310,657
Worthington Steel, Inc. ................. 4,179 105,854
4,917,447
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Advanced Flower Capital, Inc.
(a)
........... 2,019 11,246
AG Mortgage Investment Trust, Inc. ........ 3,560 25,988
Angel Oak Mortgage REIT, Inc. ........... 1,478 14,085
Apollo Commercial Real Estate Finance, Inc. .. 17,780 170,155
Arbor Realty Trust, Inc.
(a)
................ 19,889 233,696
Ares Commercial Real Estate Corp. ........ 6,984 32,336
ARMOUR Residential REIT, Inc.
(a)
......... 6,797 116,229
Blackstone Mortgage Trust, Inc. , Class A
(a)
.... 21,490 429,800
BrightSpire Capital, Inc. , Class A .......... 16,679 92,735
Chicago Atlantic Real Estate Finance, Inc. .... 1,895 27,857
Chimera Investment Corp. ............... 10,218 131,097

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Claros Mortgage Trust, Inc. .............. 11,378 $ 42,440
Dynex Capital, Inc. .................... 10,174 132,465
Ellington Financial, Inc.
(a)
................ 10,162 134,748
Franklin BSP Realty Trust, Inc. ............ 10,429 132,865
Granite Point Mortgage Trust, Inc.
(a)
........ 6,283 16,336
Invesco Mortgage Capital, Inc.
(a)
........... 7,553 59,593
KKR Real Estate Finance Trust, Inc. ........ 7,483 80,816
Ladder Capital Corp. , Class A ............ 14,919 170,226
MFA Financial, Inc. .................... 12,823 131,564
New York Mortgage Trust, Inc. ............ 10,974 71,221
Nexpoint Real Estate Finance, Inc. ......... 1,024 15,657
Orchid Island Capital, Inc.
(a)
.............. 9,697 72,921
PennyMac Mortgage Investment Trust ....... 10,723 157,092
Ready Capital Corp.
(a)
.................. 20,732 105,526
Redwood Trust, Inc. ................... 17,067 103,597
Seven Hills Realty Trust ................ 1,524 19,035
Sunrise Realty Trust, Inc. ............... 1,489 16,483
TPG RE Finance Trust, Inc. .............. 8,122 66,194
Two Harbors Investment Corp. ............ 13,155 175,751
2,989,754
Multi-Utilities — 0.5%
Avista Corp. ........................ 9,836 411,833
Black Hills Corp. ..................... 8,977 544,455
Northwestern Energy Group, Inc. .......... 7,674 444,095
Unitil Corp. ......................... 1,938 111,803
1,512,186
Office REITs — 0.7%
Brandywine Realty Trust ................ 20,253 90,328
City Office REIT, Inc. .................. 5,072 26,324
COPT Defense Properties ............... 13,995 381,644
Douglas Emmett, Inc. .................. 14,328 229,248
Easterly Government Properties, Inc. ....... 12,664 134,238
Franklin Street Properties Corp. ........... 12,539 22,320
Hudson Pacific Properties, Inc. ............ 16,576 48,899
JBG SMITH Properties
(a)
................ 10,415 167,786
NET Lease Office Properties
(b)
............ 1,898 59,559
Orion Properties, Inc. .................. 8,184 17,514
Paramount Group, Inc. ................. 23,301 100,194
Peakstone Realty Trust , Class E .......... 4,489 56,561
Piedmont Office Realty Trust, Inc. , Class A .... 15,756 116,122
Postal Realty Trust, Inc. , Class A .......... 2,571 36,714
SL Green Realty Corp. ................. 8,817 508,741
1,996,192
Oil, Gas & Consumable Fuels — 3.0%
Aemetis, Inc.
(a) (b)
..................... 4,588 7,983
Amplify Energy Corp.
(b)
................. 4,344 16,247
Ardmore Shipping Corp. ................ 5,245 51,349
Berry Corp. ......................... 9,538 30,617
BKV Corp.
(b)
........................ 1,746 36,666
California Resources Corp. .............. 8,700 382,539
Centrus Energy Corp. , Class A
(b)
........... 1,799 111,916
Clean Energy Fuels Corp.
(b)
.............. 20,123 31,191
CNX Resources Corp.
(a) (b)
............... 17,989 566,294
Comstock Resources, Inc.
(b)
.............. 11,304 229,923
Core Natural Resources, Inc. ............. 6,573 506,778
Crescent Energy, Inc. , Class A ............ 20,854 234,399
CVR Energy, Inc. ..................... 4,492 87,145
Delek US Holdings, Inc. ................ 8,118 122,338
DHT Holdings, Inc. .................... 16,956 178,038
Diversified Energy Co. plc
(c)
.............. 5,898 79,741
Dorian LPG Ltd. ...................... 4,343 97,023
Empire Petroleum Corp.
(a) (b)
.............. 1,716 10,776
Encore Energy Corp.
(b)
................. 22,328 30,589
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Energy Fuels, Inc.
(a) (b)
.................. 22,768 $ 84,925
Evolution Petroleum Corp. ............... 3,594 18,617
Excelerate Energy, Inc. , Class A
(a)
.......... 2,154 61,777
FLEX LNG Ltd.
(a)
..................... 3,826 87,960
FutureFuel Corp. ..................... 3,620 14,118
Golar LNG Ltd. ...................... 12,203 463,592
Granite Ridge Resources, Inc. ............ 6,478 39,386
Green Plains, Inc.
(b)
................... 7,108 34,474
Gulfport Energy Corp.
(b)
................ 1,576 290,205
Hallador Energy Co.
(b)
.................. 3,491 42,869
HighPeak Energy, Inc.
(a)
................ 1,886 23,877
Infinity Natural Resources, Inc. , Class A
(b)
.... 1,452 27,225
International Seaways, Inc. .............. 5,068 168,258
Kinetik Holdings, Inc. , Class A ............ 4,778 248,169
Kosmos Energy Ltd.
(b)
.................. 58,893 134,276
Magnolia Oil & Gas Corp. , Class A ......... 21,393 540,387
Murphy Oil Corp.
(a)
.................... 17,292 491,093
NACCO Industries, Inc. , Class A ........... 471 15,887
NextDecade Corp.
(b)
................... 14,477 112,631
Nordic American Tankers Ltd.
(a)
........... 25,459 62,629
Northern Oil & Gas, Inc.
(a)
............... 12,205 368,957
Par Pacific Holdings, Inc.
(b)
.............. 6,662 95,000
PBF Energy, Inc. , Class A ............... 12,504 238,701
Peabody Energy Corp. ................. 15,030 203,656
Prairie Operating Co.
(a) (b)
................ 859 4,596
PrimeEnergy Resources Corp.
(b)
........... 90 20,510
REX American Resources Corp.
(b)
......... 1,972 74,088
Riley Exploration Permian, Inc. ............ 1,436 41,888
Ring Energy, Inc.
(b)
.................... 15,880 18,262
Sable Offshore Corp. , Class A
(a) (b)
.......... 6,174 156,634
SandRidge Energy, Inc. ................ 4,152 47,416
Scorpio Tankers, Inc. .................. 5,494 206,465
SFL Corp. Ltd. ....................... 15,620 128,084
Sitio Royalties Corp. , Class A ............. 9,425 187,275
SM Energy Co.
(a)
..................... 14,234 426,308
Talos Energy, Inc.
(b)
................... 17,670 171,752
Teekay Corp. Ltd. .................... 7,220 47,435
Teekay Tankers Ltd. , Class A ............. 2,966 113,509
Uranium Energy Corp.
(b)
................ 51,040 243,971
Ur-Energy, Inc.
(b)
..................... 42,930 28,939
VAALCO Energy, Inc.
(a)
................. 13,518 50,828
Vital Energy, Inc.
(b)
.................... 3,641 77,262
Vitesse Energy, Inc.
(a)
.................. 3,038 74,704
W&T Offshore, Inc. .................... 11,854 18,374
World Kinect Corp. .................... 7,034 199,484
9,018,005
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(b)
............... 2,092 53,074
Sylvamo Corp.
(a)
..................... 4,347 291,553
344,627
Passenger Airlines — 0.4%
Allegiant Travel Co. ................... 1,917 99,013
Blade Air Mobility, Inc. , Class A
(b)
.......... 6,516 17,789
Frontier Group Holdings, Inc.
(b)
............ 4,630 20,094
JetBlue Airways Corp.
(a) (b)
............... 38,891 187,455
Joby Aviation, Inc. , Class A
(a) (b)
............ 53,692 323,226
SkyWest, Inc.
(b)
...................... 5,014 438,073
Sun Country Airlines Holdings, Inc.
(b)
........ 4,654 57,337
Wheels Up Experience, Inc. , Class A
(a) (b)
..... 11,100 11,211
1,154,198
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a) (b)
........ 10,149 13,600
Edgewell Personal Care Co. ............. 5,778 180,331

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Herbalife Ltd.
(b)
...................... 12,593 $ 108,678
Honest Co., Inc. (The)
(b)
................ 10,101 47,475
Interparfums, Inc. ..................... 2,224 253,247
Medifast, Inc.
(b)
...................... 1,320 17,794
Nature's Sunshine Products, Inc.
(b)
......... 1,330 16,691
Nu Skin Enterprises, Inc. , Class A .......... 6,314 45,840
Olaplex Holdings, Inc.
(a) (b)
............... 17,468 22,184
USANA Health Sciences, Inc.
(b)
........... 1,424 38,405
Waldencast plc , Class A
(b)
............... 2,921 8,763
753,008
Pharmaceuticals — 1.9%
Alto Neuroscience, Inc.
(b)
................ 2,625 5,670
Alumis, Inc.
(a) (b)
...................... 3,513 21,570
Amneal Pharmaceuticals, Inc. , Class A
(b)
..... 20,095 168,396
Amphastar Pharmaceuticals, Inc.
(b)
......... 4,834 140,138
ANI Pharmaceuticals, Inc.
(b)
.............. 2,324 155,592
Aquestive Therapeutics, Inc.
(b)
............ 9,407 27,280
Arvinas, Inc.
(b)
....................... 8,075 56,686
Atea Pharmaceuticals, Inc.
(a) (b)
............ 8,884 26,563
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 11,653 91,243
Axsome Therapeutics, Inc.
(a) (b)
............ 4,577 533,815
BioAge Labs, Inc.
(b)
................... 2,549 9,584
Biote Corp. , Class A
(b)
.................. 3,287 10,946
Cassava Sciences, Inc.
(b)
............... 4,915 7,372
Collegium Pharmaceutical, Inc.
(b)
.......... 3,957 118,116
Contineum Therapeutics, Inc. , Class A
(a) (b)
.... 835 5,828
Corcept Therapeutics, Inc.
(b)
............. 9,992 1,141,286
CorMedix, Inc.
(a) (b)
.................... 7,525 46,354
Edgewise Therapeutics, Inc.
(b)
............ 9,121 200,662
Enliven Therapeutics, Inc.
(a) (b)
............. 4,420 86,986
Esperion Therapeutics, Inc.
(a) (b)
............ 23,768 34,226
Evolus, Inc.
(b)
....................... 6,956 83,681
EyePoint Pharmaceuticals, Inc.
(b)
.......... 7,913 42,888
Fulcrum Therapeutics, Inc.
(b)
............. 7,805 22,478
Harmony Biosciences Holdings, Inc.
(b)
....... 4,629 153,636
Harrow, Inc.
(b)
....................... 3,876 103,102
Innoviva, Inc.
(a) (b)
..................... 6,547 118,697
Ligand Pharmaceuticals, Inc.
(b)
............ 2,240 235,514
Liquidia Corp.
(a) (b)
..................... 8,183 120,699
Maze Therapeutics, Inc.
(b)
............... 1,078 11,869
MBX Biosciences, Inc.
(a) (b)
............... 1,294 9,550
MediWound Ltd.
(a) (b)
................... 981 15,225
Mind Medicine MindMed, Inc.
(a) (b)
.......... 9,049 52,937
Nektar Therapeutics
(b)
.................. 22,561 15,341
Neumora Therapeutics, Inc.
(a) (b)
........... 10,531 10,531
Nuvation Bio, Inc. , Class A
(b)
............. 22,605 39,785
Ocular Therapeutix, Inc.
(b)
............... 19,579 143,514
Omeros Corp.
(a) (b)
..................... 7,444 61,190
Pacira BioSciences, Inc.
(a) (b)
.............. 5,621 139,682
Phathom Pharmaceuticals, Inc.
(b)
.......... 5,288 33,156
Phibro Animal Health Corp. , Class A ........ 2,402 51,307
Pliant Therapeutics, Inc.
(b)
............... 6,925 9,349
Prestige Consumer Healthcare, Inc.
(b)
....... 6,094 523,901
Rapport Therapeutics, Inc.
(b)
............. 2,099 21,053
Scilex Holding Co. , (Acquired 01/06/23 , cost
$ 82,679 )
(b) (e)
...................... 7,889 1,953
scPharmaceuticals, Inc.
(a) (b)
.............. 3,467 9,118
Septerna, Inc.
(b)
...................... 2,221 12,860
SIGA Technologies, Inc.
(a) (b)
.............. 5,290 28,989
Supernus Pharmaceuticals, Inc.
(b)
.......... 6,328 207,242
Tarsus Pharmaceuticals, Inc.
(b)
............ 4,632 237,946
Telomir Pharmaceuticals, Inc.
(a) (b)
.......... 2,158 6,970
Terns Pharmaceuticals, Inc.
(b)
............. 8,814 24,327
Theravance Biopharma, Inc.
(b)
............ 4,390 39,203
Third Harmonic Bio, Inc.
(a) (b)
.............. 2,294 7,960
Security
Shares
Shares Value
Pharmaceuticals (continued)
Trevi Therapeutics, Inc.
(b)
............... 8,625 $ 54,251
Ventyx Biosciences, Inc.
(b)
............... 5,721 6,579
Verrica Pharmaceuticals, Inc.
(b)
............ 2,541 1,124
Veru, Inc.
(a) (b)
........................ 16,355 8,016
WaVe Life Sciences Ltd.
(a) (b)
.............. 12,377 100,006
Xeris Biopharma Holdings, Inc.
(b)
.......... 17,847 97,980
Zevra Therapeutics, Inc.
(a) (b)
.............. 6,812 51,022
5,802,944
Professional Services — 2.4%
Alight, Inc. , Class A ................... 52,573 311,758
Asure Software, Inc.
(b)
.................. 3,370 32,184
Barrett Business Services, Inc. ............ 3,240 133,326
BlackSky Technology, Inc. , Class A
(a) (b)
....... 3,107 24,017
CBIZ, Inc.
(a) (b)
........................ 6,006 455,615
Conduent, Inc.
(b)
..................... 19,839 53,565
CRA International, Inc. ................. 841 145,661
CSG Systems International, Inc. ........... 3,637 219,929
DLH Holdings Corp.
(b)
.................. 984 3,985
ExlService Holdings, Inc.
(b)
.............. 19,585 924,608
Exponent, Inc. ....................... 6,219 504,112
First Advantage Corp.
(b)
................. 7,381 103,998
FiscalNote Holdings, Inc. , Class A
(a) (b)
....... 7,953 6,427
Forrester Research, Inc.
(b)
............... 1,441 13,315
Franklin Covey Co.
(b)
.................. 1,424 39,331
Heidrick & Struggles International, Inc. ...... 2,512 107,589
HireQuest, Inc. ...................... 623 7,414
Huron Consulting Group, Inc.
(b)
............ 2,164 310,426
IBEX Holdings Ltd.
(b)
................... 975 23,741
ICF International, Inc. .................. 2,347 199,425
Innodata, Inc.
(b)
...................... 3,413 122,527
Insperity, Inc.
(a)
...................... 4,415 393,950
Kelly Services, Inc. , Class A .............. 4,094 53,918
Kforce, Inc. ......................... 2,315 113,180
Korn Ferry
(a)
........................ 6,424 435,740
Legalzoom.com, Inc.
(b)
................. 15,828 136,279
Maximus, Inc. ....................... 7,081 482,853
Mistras Group, Inc.
(b)
.................. 2,441 25,826
NV5 Global, Inc.
(b)
.................... 7,156 137,896
Planet Labs PBC , Class A
(b)
.............. 28,352 95,830
Resolute Holdings Management, Inc.
(b)
...... 284 8,901
Resources Connection, Inc. .............. 4,061 26,559
Spire Global, Inc. , Class A
(a) (b)
............ 2,787 22,547
TriNet Group, Inc.
(a)
................... 3,932 311,572
TrueBlue, Inc.
(b)
...................... 3,719 19,748
TTEC Holdings, Inc. ................... 2,622 8,626
Upwork, Inc.
(b)
....................... 15,279 199,391
Verra Mobility Corp. , Class A
(b)
............ 20,517 461,838
Willdan Group, Inc.
(b)
.................. 1,489 60,632
WNS Holdings Ltd.
(b)
.................. 5,321 327,188
7,065,427
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(b)
............. 11,673 38,871
Compass, Inc. , Class A
(b)
................ 45,765 399,528
Cushman & Wakefield plc
(b)
.............. 19,001 194,190
eXp World Holdings, Inc.
(a)
............... 10,292 100,656
Forestar Group, Inc.
(b)
.................. 2,495 52,744
FRP Holdings, Inc.
(b)
................... 1,722 49,198
Kennedy-Wilson Holdings, Inc. ............ 13,944 121,034
Marcus & Millichap, Inc. ................ 3,004 103,488
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 731 12,844
Newmark Group, Inc. , Class A ............ 16,943 206,196
Offerpad Solutions, Inc. , Class A
(a) (b)
........ 2,177 3,614
Opendoor Technologies, Inc. , Class A
(b)
...... 78,165 79,728
RE/MAX Holdings, Inc. , Class A
(b)
.......... 2,229 18,657

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Real Brokerage, Inc. (The)
(a) (b)
............ 11,977 $ 48,627
Redfin Corp.
(b)
....................... 14,838 136,658
RMR Group, Inc. (The) , Class A ........... 1,933 32,184
St. Joe Co. (The) ..................... 4,524 212,402
Star Holdings
(b)
...................... 1,552 13,207
Stratus Properties, Inc.
(a) (b)
............... 685 12,159
Tejon Ranch Co.
(b)
.................... 2,315 36,693
Transcontinental Realty Investors, Inc.
(b)
..... 183 5,115
1,877,793
Residential REITs — 0.5%
Apartment Investment & Management Co. , Class
A ............................. 17,116 150,621
BRT Apartments Corp. ................. 1,549 26,333
Centerspace ........................ 2,088 135,198
Clipper Realty, Inc. .................... 1,016 3,901
Elme Communities .................... 11,202 194,915
Independence Realty Trust, Inc.
(a)
.......... 28,114 596,860
NexPoint Residential Trust, Inc. ........... 2,785 110,091
UMH Properties, Inc. .................. 8,983 167,982
Veris Residential, Inc. .................. 9,816 166,087
1,551,988
Retail REITs — 1.4%
Acadia Realty Trust ................... 15,034 314,962
Alexander's, Inc. ..................... 265 55,427
CBL & Associates Properties, Inc. .......... 2,692 71,553
Curbline Properties Corp. ............... 11,737 283,918
FrontView REIT, Inc. ................... 1,775 22,702
Getty Realty Corp. .................... 6,318 196,995
InvenTrust Properties Corp. .............. 9,800 287,826
Kite Realty Group Trust ................. 27,378 612,446
Macerich Co. (The)
(a)
.................. 31,111 534,176
NETSTREIT Corp. .................... 10,022 158,849
Phillips Edison & Co., Inc. ............... 15,477 564,756
Saul Centers, Inc. .................... 1,435 51,761
SITE Centers Corp. ................... 6,094 78,247
Tanger, Inc. ......................... 13,491 455,861
Urban Edge Properties ................. 15,870 301,530
Whitestone REIT ..................... 6,072 88,469
4,079,478
Semiconductors & Semiconductor Equipment — 2.1%
ACM Research, Inc. , Class A
(b)
............ 6,408 149,563
Aehr Test Systems
(a) (b)
.................. 3,510 25,588
Alpha & Omega Semiconductor Ltd.
(b)
....... 2,896 71,995
Ambarella, Inc.
(b)
..................... 4,698 236,450
Axcelis Technologies, Inc.
(b)
.............. 4,089 203,101
CEVA, Inc.
(b)
........................ 3,008 77,035
Cohu, Inc.
(b)
........................ 5,871 86,362
Credo Technology Group Holding Ltd.
(b)
...... 17,628 707,940
Diodes, Inc.
(b)
....................... 5,731 247,407
Everspin Technologies, Inc.
(b)
............. 2,421 12,347
FormFactor, Inc.
(a) (b)
................... 9,718 274,922
Ichor Holdings Ltd.
(b)
................... 4,120 93,153
Impinj, Inc.
(b)
........................ 2,878 261,035
indie Semiconductor, Inc. , Class A
(a) (b)
....... 20,593 41,907
Kulicke & Soffa Industries, Inc. ............ 6,648 219,251
MaxLinear, Inc.
(b)
..................... 9,948 108,035
Navitas Semiconductor Corp.
(a) (b)
.......... 15,900 32,595
NVE Corp. ......................... 559 35,631
PDF Solutions, Inc.
(b)
.................. 3,795 72,522
Penguin Solutions, Inc.
(b)
................ 6,498 112,870
Photronics, Inc.
(b)
..................... 7,824 162,426
Power Integrations, Inc. ................ 7,083 357,692
QuickLogic Corp.
(b)
.................... 1,704 8,707
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Rambus, Inc.
(a) (b)
..................... 13,263 $ 686,692
Rigetti Computing, Inc.
(a) (b)
............... 23,355 184,972
Semtech Corp.
(b)
..................... 9,235 317,684
Silicon Laboratories, Inc.
(b)
............... 3,994 449,605
SiTime Corp.
(b)
....................... 2,310 353,130
SkyWater Technology, Inc.
(b)
............. 3,449 24,453
Synaptics, Inc.
(b)
..................... 4,911 312,929
Ultra Clean Holdings, Inc.
(b)
.............. 5,587 119,618
Veeco Instruments, Inc.
(a) (b)
.............. 6,989 140,339
6,187,956
Software — 5.9%
8x8, Inc.
(b)
.......................... 15,721 31,442
A10 Networks, Inc. .................... 8,641 141,194
ACI Worldwide, Inc.
(a) (b)
................. 13,232 723,923
Adeia, Inc. ......................... 13,297 175,786
Agilysys, Inc.
(b)
...................... 2,772 201,081
Airship AI Holdings, Inc. , Class A
(a) (b)
........ 1,141 4,404
Alarm.com Holdings, Inc.
(b)
.............. 5,862 326,220
Alkami Technology, Inc.
(b)
............... 7,559 198,424
Amplitude, Inc. , Class A
(b)
............... 9,678 98,619
Appian Corp. , Class A
(a) (b)
............... 5,166 148,832
Arteris, Inc.
(b)
........................ 3,447 23,819
Asana, Inc. , Class A
(b)
.................. 10,144 147,798
AudioEye, Inc.
(b)
...................... 894 9,923
Aurora Innovation, Inc. , Class A
(b)
.......... 119,493 803,590
AvePoint, Inc. , Class A
(b)
................ 16,123 232,816
Bit Digital, Inc.
(a) (b)
..................... 14,875 30,048
Blackbaud, Inc.
(b)
..................... 4,854 301,191
BlackLine, Inc.
(a) (b)
.................... 7,251 351,093
Blend Labs, Inc. , Class A
(b)
.............. 29,023 97,227
Box, Inc. , Class A
(a) (b)
.................. 17,361 535,760
Braze, Inc. , Class A
(b)
.................. 8,171 294,810
C3.ai, Inc. , Class A
(a) (b)
................. 13,764 289,732
Cerence, Inc.
(b)
...................... 5,025 39,698
Cipher Mining, Inc.
(b)
................... 25,268 58,116
Cleanspark, Inc.
(a) (b)
................... 34,266 230,268
Clear Secure, Inc. , Class A .............. 11,079 287,057
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 23,189 621,465
Commvault Systems, Inc.
(a) (b)
............. 5,406 852,851
Consensus Cloud Solutions, Inc.
(b)
......... 2,071 47,799
Core Scientific, Inc.
(b)
.................. 22,416 162,292
CS Disco, Inc.
(b)
...................... 4,173 17,068
Daily Journal Corp.
(b)
.................. 179 71,188
Digimarc Corp.
(a) (b)
.................... 1,803 23,114
Digital Turbine, Inc.
(a) (b)
................. 11,614 31,532
Domo, Inc. , Class B
(b)
.................. 3,734 28,976
D-Wave Quantum, Inc.
(b)
................ 22,670 172,292
E2open Parent Holdings, Inc. , Class A
(b)
..... 25,278 50,556
eGain Corp.
(b)
....................... 2,947 14,293
Enfusion, Inc. , Class A
(b)
................ 6,041 67,357
EverCommerce, Inc.
(b)
................. 2,494 25,140
Freshworks, Inc. , Class A
(b)
.............. 25,641 361,795
Hut 8 Corp.
(b)
........................ 10,113 117,513
I3 Verticals, Inc. , Class A
(b)
............... 2,982 73,566
Intapp, Inc.
(b)
........................ 6,670 389,395
InterDigital, Inc.
(a)
..................... 3,144 650,022
Jamf Holding Corp.
(b)
.................. 10,114 122,885
Kaltura, Inc.
(b)
....................... 9,763 18,354
Life360, Inc.
(b)
....................... 1,301 49,945
LiveRamp Holdings, Inc.
(a) (b)
.............. 7,874 205,826
Logility Supply Chain Solutions, Inc. , Class A .. 3,744 53,389
MARA Holdings, Inc.
(a) (b)
................ 42,339 486,899
Meridianlink, Inc.
(b)
.................... 4,112 76,195
Mitek Systems, Inc.
(b)
.................. 5,830 48,098
N-able, Inc.
(a) (b)
...................... 9,175 65,051

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
NCR Voyix Corp.
(b)
.................... 18,419 $ 179,585
NextNav, Inc.
(a) (b)
..................... 10,156 123,599
Olo, Inc. , Class A
(b)
.................... 12,836 77,529
ON24, Inc.
(b)
........................ 3,326 17,295
OneSpan, Inc. ....................... 4,995 76,174
Ooma, Inc.
(a) (b)
....................... 2,827 37,005
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 4,472 46,867
PagerDuty, Inc.
(b)
..................... 10,819 197,663
Porch Group, Inc.
(b)
................... 9,696 70,684
Progress Software Corp. ................ 5,406 278,463
PROS Holdings, Inc.
(b)
................. 5,785 110,089
Q2 Holdings, Inc.
(b)
.................... 7,303 584,313
Qualys, Inc.
(b)
....................... 4,582 577,011
Rapid7, Inc.
(b)
....................... 7,790 206,513
Red Violet, Inc. ...................... 1,517 57,024
Rekor Systems, Inc.
(a) (b)
................. 8,915 7,905
ReposiTrak, Inc.
(a)
.................... 1,417 28,723
Rimini Street, Inc.
(b)
................... 6,637 23,097
Riot Platforms, Inc.
(a) (b)
................. 38,612 274,917
Roadzen, Inc.
(a) (b)
..................... 4,324 4,497
Sapiens International Corp. NV ........... 3,805 103,077
SEMrush Holdings, Inc. , Class A
(b)
......... 4,586 42,787
Silvaco Group, Inc.
(b)
.................. 704 3,210
SolarWinds Corp. .................... 7,000 129,010
SoundHound AI, Inc. , Class A
(a) (b)
.......... 40,218 326,570
SoundThinking, Inc.
(b)
.................. 1,052 17,831
Sprinklr, Inc. , Class A
(b)
................. 14,392 120,173
Sprout Social, Inc. , Class A
(a) (b)
............ 6,220 136,778
SPS Commerce, Inc.
(a) (b)
................ 4,662 618,787
Telos Corp.
(b)
........................ 7,127 16,962
Tenable Holdings, Inc.
(b)
................ 14,822 518,474
Terawulf, Inc.
(a) (b)
..................... 33,384 91,138
Varonis Systems, Inc.
(b)
................. 13,715 554,772
Verint Systems, Inc.
(b)
.................. 7,812 139,444
Vertex, Inc. , Class A
(b)
.................. 6,824 238,908
Viant Technology, Inc. , Class A
(b)
........... 1,929 23,939
Weave Communications, Inc.
(b)
........... 4,965 55,062
WM Technology, Inc. , Class A
(b)
........... 10,370 11,718
Workiva, Inc. , Class A
(b)
................. 6,347 481,801
Xperi, Inc.
(b)
......................... 5,605 43,271
Yext, Inc.
(b)
......................... 13,122 80,832
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 22,236 301,520
17,722,744
Specialized REITs — 0.5%
Farmland Partners, Inc.
(a)
............... 5,187 57,835
Four Corners Property Trust, Inc.
(a)
......... 12,076 346,581
Gladstone Land Corp. ................. 4,336 45,615
Outfront Media, Inc. ................... 18,084 291,876
PotlatchDeltic Corp. ................... 9,839 443,936
Safehold, Inc. ....................... 6,270 117,374
Uniti Group, Inc. ..................... 30,553 153,987
1,457,204
Specialty Retail — 2.0%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 3,249 19,169
Abercrombie & Fitch Co. , Class A
(b)
......... 6,133 468,377
Academy Sports & Outdoors, Inc. .......... 8,550 389,966
American Eagle Outfitters, Inc. ............ 21,950 255,059
America's Car-Mart, Inc.
(b)
............... 950 43,120
Arhaus, Inc. , Class A
(b)
................. 6,435 55,985
Arko Corp.
(a)
........................ 9,829 38,825
Asbury Automotive Group, Inc.
(a) (b)
.......... 2,441 539,070
BARK, Inc. , Class A
(a) (b)
................. 13,878 19,290
Beyond, Inc.
(a) (b)
...................... 6,087 35,305
Boot Barn Holdings, Inc.
(b)
............... 3,717 399,317
Security
Shares
Shares Value
Specialty Retail (continued)
Buckle, Inc. (The) .................... 3,894 $ 149,218
Build-A-Bear Workshop, Inc.
(a)
............ 1,647 61,219
Caleres, Inc. ........................ 4,365 75,209
Camping World Holdings, Inc. , Class A ...... 7,007 113,233
Citi Trends, Inc.
(b)
..................... 649 14,366
Designer Brands, Inc. , Class A
(a)
........... 5,032 18,367
Destination XL Group, Inc.
(b)
............. 6,938 10,129
EVgo, Inc. , Class A
(a) (b)
................. 16,348 43,486
Foot Locker, Inc.
(b)
.................... 10,505 148,121
Genesco, Inc.
(b)
...................... 1,236 26,240
Group 1 Automotive, Inc. ................ 1,615 616,849
GrowGeneration Corp.
(a) (b)
............... 6,574 7,100
Haverty Furniture Cos., Inc. .............. 1,754 34,589
J Jill, Inc.
(a)
......................... 820 16,015
Lands' End, Inc.
(b)
.................... 1,728 17,591
Leslie's, Inc.
(b)
....................... 22,001 16,182
MarineMax, Inc.
(b)
..................... 2,745 59,018
Monro, Inc. ......................... 3,863 55,898
National Vision Holdings, Inc.
(b)
........... 9,491 121,295
ODP Corp. (The)
(b)
.................... 3,456 49,524
OneWater Marine, Inc. , Class A
(a) (b)
......... 1,610 26,050
Petco Health & Wellness Co., Inc.
(b)
........ 10,577 32,260
RealReal, Inc. (The)
(b)
.................. 12,287 66,227
Revolve Group, Inc. , Class A
(b)
............ 4,654 100,014
RumbleON, Inc. , Class B
(b)
.............. 2,254 6,356
Sally Beauty Holdings, Inc.
(b)
............. 12,910 116,577
Shoe Carnival, Inc. .................... 2,259 49,675
Signet Jewelers Ltd. ................... 5,241 304,292
Sleep Number Corp.
(b)
................. 2,585 16,389
Sonic Automotive, Inc. , Class A ........... 1,750 99,680
Stitch Fix, Inc. , Class A
(b)
................ 11,896 38,662
ThredUp, Inc. , Class A
(b)
................ 10,186 24,548
Tile Shop Holdings, Inc.
(a) (b)
.............. 4,225 27,378
Tilly's, Inc. , Class A
(a) (b)
................. 3,026 6,657
Torrid Holdings, Inc.
(b)
.................. 1,710 9,371
Upbound Group, Inc. .................. 6,802 162,976
Urban Outfitters, Inc.
(b)
................. 7,878 412,807
Victoria's Secret & Co.
(b)
................ 9,875 183,478
Warby Parker, Inc. , Class A
(b)
............. 10,987 200,293
Winmark Corp. ...................... 359 114,115
Zumiez, Inc.
(b)
....................... 1,816 27,040
5,941,977
Technology Hardware, Storage & Peripherals — 0.3%
CompoSecure, Inc. , Class A
(a)
............ 3,409 37,056
Corsair Gaming, Inc.
(b)
................. 5,976 52,947
CPI Card Group, Inc.
(b)
................. 806 23,511
Diebold Nixdorf, Inc.
(b)
.................. 3,189 139,423
Eastman Kodak Co.
(b)
.................. 7,027 44,411
Immersion Corp.
(a)
.................... 4,029 30,540
IonQ, Inc.
(b)
......................... 25,371 559,938
Turtle Beach Corp.
(b)
................... 1,876 26,770
Xerox Holdings Corp.
(a)
................. 14,782 71,397
985,993
Textiles, Apparel & Luxury Goods — 0.5%
Figs, Inc. , Class A
(b)
................... 16,006 73,468
G-III Apparel Group Ltd.
(b)
............... 4,946 135,273
Hanesbrands, Inc.
(b)
................... 44,377 256,055
Kontoor Brands, Inc.
(a)
................. 6,845 438,970
Movado Group, Inc. ................... 1,997 33,390
Oxford Industries, Inc. ................. 1,893 111,062
Rocky Brands, Inc. .................... 915 15,894
Steven Madden Ltd.
(a)
.................. 8,721 232,327
Superior Group of Cos., Inc. ............. 1,651 18,062
Vera Bradley, Inc.
(a) (b)
.................. 3,137 7,058

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. .............. 10,026 $ 139,462
1,461,021
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 2,188 5,974
Turning Point Brands, Inc. ............... 2,148 127,677
Universal Corp. ...................... 3,004 168,374
302,025
Trading Companies & Distributors — 2.5%
Alta Equipment Group, Inc. , Class A ........ 2,950 13,835
Applied Industrial Technologies, Inc. ........ 4,779 1,076,900
Beacon Roofing Supply, Inc.
(b)
............ 7,721 955,088
BlueLinx Holdings, Inc.
(b)
................ 1,002 75,130
Boise Cascade Co. ................... 4,765 467,399
Custom Truck One Source, Inc.
(b)
.......... 7,030 29,667
Distribution Solutions Group, Inc.
(b)
......... 1,288 36,064
DNOW, Inc.
(b)
....................... 12,810 218,795
DXP Enterprises, Inc.
(b)
................. 1,565 128,737
EVI Industries, Inc. .................... 550 9,229
FTAI Aviation Ltd. ..................... 12,568 1,395,425
GATX Corp.
(a)
....................... 4,451 691,107
Global Industrial Co. ................... 1,806 40,454
GMS, Inc.
(b)
......................... 4,909 359,192
H&E Equipment Services, Inc. ............ 3,980 377,264
Herc Holdings, Inc.
(a)
.................. 3,500 469,945
Hudson Technologies, Inc.
(b)
............. 5,098 31,455
Karat Packaging, Inc. .................. 883 23,470
McGrath RentCorp .................... 3,048 339,547
MRC Global, Inc.
(b)
.................... 10,817 124,179
Rush Enterprises, Inc. , Class A ........... 7,513 401,269
Rush Enterprises, Inc. , Class B ........... 1,109 62,681
Titan Machinery, Inc.
(b)
................. 2,427 41,356
Transcat, Inc.
(b)
...................... 1,092 81,299
Willis Lease Finance Corp. .............. 367 57,975
Xometry, Inc. , Class A
(b)
................ 5,340 133,073
7,640,535
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 1,324 17,225
Water Utilities — 0.4%
American States Water Co. .............. 4,644 365,390
Cadiz, Inc.
(b)
........................ 4,986 14,609
California Water Service Group ........... 7,241 350,899
Consolidated Water Co. Ltd. ............. 1,804 44,180
Global Water Resources, Inc. ............. 1,630 16,805
Middlesex Water Co. .................. 2,147 137,623
Pure Cycle Corp.
(b)
.................... 2,785 29,159
SJW Group ......................... 4,052 221,604
York Water Co. (The) .................. 1,683 58,366
1,238,635
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 8,210 70,770
Spok Holdings, Inc. ................... 2,030 33,373
Security
Shares
Shares Value
Wireless Telecommunication Services (continued)
Telephone & Data Systems, Inc. ........... 12,131 $ 469,955
574,098
Total Common Stocks — 99 .2%
(Cost: $ 260,906,852 ) .............................. 297,967,022
Rights
Biotechnology — 0.0%
(b)
Contra Aduro Biotech I, CVR
(d)
........... 1,703 800
Contra Chinook Therape, CVR
(d)
.......... 7,079 6,017
Icosavax, Inc., CVR ................... 3,727 1,155
Inhibrx, Inc., CVR
(d)
................... 4,257 4,811
Oncternal Therapeutics, Inc., CVR
(d)
........ 105 108
12,891
Total Rights — 0.0%
(Cost: $ 10,009 ) ................................. 12,891
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 202 514
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 514
Total Long-Term Investments — 99.2%
(Cost: $ 260,916,861 ) .............................. 297,980,427
Short-Term Securities
Money Market Funds — 17.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.50%
(h)
................... 50,082,423 50,107,464
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.22% ..................... 1,976,063 1,976,063
Total Short-Term Securities — 17 .4%
(Cost: $ 52,084,127 ) ............................... 52,083,527
Total Investments — 116 .6%
(Cost: $ 313,000,988 ) .............................. 350,063,954
Liabilities in Excess of Other Assets — (16.6) % ............ (49,778,596)
Net Assets — 100.0% ...............................
$ 300,285,358
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,953, representing less than 0.05% of its net assets as of period end, and an original cost of $82,679.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 55,342,077 $ — $ (5,235,049)
(a)
$ (3,320) $ 3,756 $ 50,107,464 50,082,423 $ 67,799
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,592,079 383,984
(a)
— — — 1,976,063 1,976,063 21,182 —
$ (3,320) $ 3,756 $ 52,083,527 $ 88,981 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 23 06/20/25 $ 2,331 $ (50,220)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 4,316,354 $ — $ — $ 4,316,354
Air Freight & Logistics .................................... 515,052 — — 515,052
Automobile Components .................................. 3,184,253 — — 3,184,253
Automobiles .......................................... 123,805 — — 123,805
Banks ............................................... 32,075,875 — 16,853 32,092,728
Beverages ........................................... 1,200,682 — — 1,200,682
Biotechnology ......................................... 24,351,801 — — 24,351,801
Broadline Retail ........................................ 85,363 — — 85,363
Building Products ....................................... 4,188,493 — — 4,188,493
Capital Markets ........................................ 5,423,269 — — 5,423,269
Chemicals ............................................ 4,740,364 — — 4,740,364
Commercial Services & Supplies ............................. 5,506,622 — — 5,506,622
Communications Equipment ................................ 1,887,242 — — 1,887,242
Construction & Engineering ................................ 4,540,285 — — 4,540,285
Construction Materials .................................... 767,117 — — 767,117
Consumer Finance ...................................... 2,802,771 — — 2,802,771
Consumer Staples Distribution & Retail ........................ 3,303,046 — — 3,303,046
Containers & Packaging .................................. 785,111 — — 785,111
Distributors ........................................... 115,964 — — 115,964
Diversified Consumer Services .............................. 3,536,274 — — 3,536,274
Diversified REITs ....................................... 2,065,946 — — 2,065,946
Diversified Telecommunication Services ........................ 1,749,870 — — 1,749,870
Electric Utilities ........................................ 2,755,426 — — 2,755,426
Electrical Equipment ..................................... 3,682,356 — — 3,682,356
Electronic Equipment, Instruments & Components ................. 8,649,319 — — 8,649,319

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

Level 1 Level 2 Level 3 Total
Energy Equipment & Services .............................. $ 6,207,802 $ — $ — $ 6,207,802
Entertainment ......................................... 1,543,258 — — 1,543,258
Financial Services ...................................... 8,557,317 — — 8,557,317
Food Products ......................................... 2,947,811 — — 2,947,811
Gas Utilities ........................................... 3,352,744 — — 3,352,744
Ground Transportation ................................... 1,174,112 — — 1,174,112
Health Care Equipment & Supplies ........................... 8,465,737 — — 8,465,737
Health Care Providers & Services ............................ 9,326,746 — — 9,326,746
Health Care REITs ...................................... 2,655,089 — — 2,655,089
Health Care Technology .................................. 1,232,644 — — 1,232,644
Hotel & Resort REITs .................................... 2,105,681 — — 2,105,681
Hotels, Restaurants & Leisure .............................. 5,851,430 — — 5,851,430
Household Durables ..................................... 5,907,122 — — 5,907,122
Household Products ..................................... 987,238 — — 987,238
Independent Power and Renewable Electricity Producers ............ 572,638 — — 572,638
Industrial Conglomerates .................................. 84,199 — — 84,199
Industrial REITs ........................................ 1,399,260 — — 1,399,260
Insurance ............................................ 6,941,823 — — 6,941,823
Interactive Media & Services ............................... 1,674,615 — — 1,674,615
IT Services ........................................... 1,355,225 — — 1,355,225
Leisure Products ....................................... 1,006,965 — — 1,006,965
Life Sciences Tools & Services .............................. 687,015 — — 687,015
Machinery ............................................ 11,857,014 — — 11,857,014
Marine Transportation .................................... 830,207 — — 830,207
Media ............................................... 2,281,357 — — 2,281,357
Metals & Mining ........................................ 4,917,447 — — 4,917,447
Mortgage Real Estate Investment Trusts (REITs) .................. 2,989,754 — — 2,989,754
Multi-Utilities .......................................... 1,512,186 — — 1,512,186
Office REITs .......................................... 1,996,192 — — 1,996,192
Oil, Gas & Consumable Fuels ............................... 9,018,005 — — 9,018,005
Paper & Forest Products .................................. 344,627 — — 344,627
Passenger Airlines ...................................... 1,154,198 — — 1,154,198
Personal Care Products .................................. 753,008 — — 753,008
Pharmaceuticals ....................................... 5,800,991 1,953 — 5,802,944
Professional Services .................................... 7,065,427 — — 7,065,427
Real Estate Management & Development ....................... 1,877,793 — — 1,877,793
Residential REITs ....................................... 1,551,988 — — 1,551,988
Retail REITs .......................................... 4,079,478 — — 4,079,478
Semiconductors & Semiconductor Equipment .................... 6,187,956 — — 6,187,956
Software ............................................. 17,722,744 — — 17,722,744
Specialized REITs ...................................... 1,457,204 — — 1,457,204
Specialty Retail ........................................ 5,941,977 — — 5,941,977
Technology Hardware, Storage & Peripherals .................... 985,993 — — 985,993
Textiles, Apparel & Luxury Goods ............................ 1,461,021 — — 1,461,021
Tobacco ............................................. 302,025 — — 302,025
Trading Companies & Distributors ............................ 7,640,535 — — 7,640,535
Transportation Infrastructure ............................... 17,225 — — 17,225
Water Utilities ......................................... 1,238,635 — — 1,238,635
Wireless Telecommunication Services ......................... 574,098 — — 574,098
Rights ................................................ — 1,155 11,736 12,891
Warrants .............................................. — 514 — 514
Short-Term Securities
Money Market Funds ...................................... 52,083,527 — — 52,083,527
$ 350,031,743 $ 3,622 $ 28,589 $ 350,063,954
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (50,220) $ — $ — $ (50,220)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Small Cap Index V.I. Fund

Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
REIT Real Estate Investment Trust